                                            Registration No.33-52310

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ______________________

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 8
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF l933
                            _______________________

                             SEPARATE ACCOUNT THREE
                                       OF
                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                             (Exact name of trust)

                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                              (Name of depositor)
                             ______________________

                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)


       JAMES D. GALLAGHER
  Secretary and General Counsel                        Notice to:
The Manufacturers Life Insurance          W. Randolph Thompson, Esq., Of Counsel
       Company of America                   Jones & Blouch L.L.P., Suite 405W
     500 N. Woodward Avenue                 1025 Thomas Jefferson Street, N.W.
Bloomfield Hills, Michigan 48304               Washington, D.C. 20007-0805
(Name and Address of Agent for Service)


     It is proposed that this filing will become effective:
     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     _____ on December 31, 1996 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       X   on December 31, 1996 pursuant to paragraph (a)(1) of Rule 485
     -----
     _____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485


Election Pursuant to Rule 24f-2

Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its variable life contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 Notice on February 26, 1996 for its fiscal year ended December 31, 1995.

                                     PART I

                                   PROSPECTUS

SEPARATE ACCOUNT THREE
OF
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

Registration Statement on Form S-6

Cross-Reference Sheet


Form
N-8B-2
Item No.                    Caption in Prospectus


   1 ----- Cover Page; General Information About Manufacturers Life of America, Separate Account Three, and NASL Series Trust (Manufacturers Life of America's Separate Account Three)
   2 ----- Cover Page; General Information About Manufacturers Life of America, Separate Account Three, and NASL Series Trust (Manufacturers Life Of America And Manufacturers Life)

   3 -----  *
   4 -----  Miscellaneous Matters (Distribution of the Policy)

   5 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (Manufacturers Life of America's Separate Account Three)
   6 ----- General Information About Manufacturers Life of America, Separate Account Three, and NASL Series Trust (Manufacturers Life of America's Separate Account Three)

   7 -----  *
   8 -----  *
   9 -----  Miscellaneous Matters (Pending Litigation)
  10 ----   Detailed Information About The Policies

  11 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (NASL Series Trust)
  12 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (NASL Series Trust)

  13 ----- Detailed Information About The Policies (Charges and Deductions) 14 ----- Detailed Information About the Policies (Premium Provisions --
            Policy Issue and Initial Premium); Miscellaneous Matters (Responsibilities Assumed By Manufacturers Life)
  15 ----- Detailed Information About The Policies (Premium Provisions -- Policy Issue and Initial Premium)
  16 -----  **
  17 ----- Detailed Information About The Policies (Policy Values -- Partial Withdrawals and Surrenders); Other Provisions -- Payment of Proceeds)
_____________
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

Form
N-8B-2
Item No.                     Caption in Prospectus


  18 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust

  19 ----- Detailed Information About The Policies (Other Provisions -- Reports To Policyowners); Miscellaneous Matters (Responsibilities Assumed By Manufacturers Life)
  20 -----  *
  21 -----  Detailed Information About The Policies
  22 -----  *
  23 -----  **
  24 ----- Detailed Information About the Policies (Other General Policy Provisions)

  25 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (Manufacturers Life Of America And Manufacturers Life)

  26 -----  *
  27 -----  **
  28 ----- Miscellaneous Matters (The Directors And Officers Of Manufacturers Life Of America)

  29 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (Manufacturers Life Of America And Manufacturers Life)

  30 -----  *
  31 -----  *
  32 -----  *
  33 -----  *
  34 -----  *
  35 -----  **
  36 -----  *
  37 -----  *
  38 ----- Miscellaneous Matters (Distribution of the Policy; Responsibilities Assumed By Manufacturers Life)
  39 -----  Miscellaneous Matters (Distribution of the Policy)
  40 -----  *
  41 -----  **
  42 -----  *
  43 -----  *

  44 -----  Detailed Information About The Policies (Policy Values -- Policy
            Value)

  45 -----  *
  46 ----- Detailed Information About The Policies (Policy Values -- Partial Withdrawals and Surrenders; Other Provisions -- Payment of Proceeds)

  47 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (NASL Series Trust)

_____________
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

Form
N-8B-2
Item No.                       Caption in Prospectus

  48 -----  *
  49 -----  *

  50 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (Manufacturers Life Of America's Separate Account Three)

  51 -----  Detailed Information About The Policies
  52 ----- Detailed Information About The Policies (Miscellaneous Matters -- Portfolio Share Substitution)
  53 -----  **
  54 -----  *
  55 -----  *
  56 -----  *
  57 -----  *
  58 -----  *
  59 -----  Financial Statements
______________
*    Omitted since answer is negative or item is not applicable.
**   Omitted.

Prospectus for

VENTURE VUL
A Flexible Premium
Variable Life Insurance Policy


Issued by


The  Manufacturers Life Insurance
Company of America

Prospectus

The  Manufacturers Life Insurance
Company of America
Separate Account Three
Venture VUL

Flexible Premium Variable Life Insurance Policy

This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. The Policies provide for: (1) a Net Cash Surrender Value that can be obtained by partial withdrawals or surrender of the Policy; (2) policy loans; and (3) an insurance benefit payable at the life insured's death.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Separate Account") to which the policyowner allocates net premiums.


The assets of each sub-account will be used to purchase shares of a particular investment portfolio ("Portfolio") of NASL Series Trust. The accompanying prospectus for NASL Series Trust, and the corresponding statement of additional information, describes the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are the following: the Emerging Growth Trust, the Balanced Trust, the Capital Growth Bond Trust, the Money Market Trust, the Common Stock Trust, the Real Estate Securities Trust, the International Stock Trust, the Pacific Rim Emerging Markets Trust, the Equity Index Trust, the Equity-Income Trust, the U.S. Government Securities Trust, the Growth and Income Trust, the Equity Trust, the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust, the Aggressive Asset Allocation Trust, the Blue Chip Growth Trust and the International Small Cap Trust (collectively the "NASL Trusts"). Other sub-accounts and Portfolios may be added in the future.


Prospective purchasers should ask a Manulife Financial representative if changing, or adding to, existing insurance coverage would be advantageous. Prospective purchasers should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

Because of the substantial nature of the surrender charges, the Policy is not suitable for short-term investment purposes. A policyowner contemplating surrender of a Policy should pay special attention to the sales charge limitation provisions described in this prospectus, which apply only during the first two years following issuance of the Policy or following an increase in face amount.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR NASL SERIES TRUST.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The Manufacturers Life Insurance
Company of America
500 N. Woodward Avenue
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
TELEPHONE: 1-800-827-4546
(1-800-VARILIN[E])


The date of this Prospectus is December 31, 1996.

Prospectus Contents
                                                        Page

Introduction To Policies...............................    1

General Information About Manufacturers
 Life of America

    Separate Account Three and NASL Series Trust
        Manufacturers Life of America And
            Manufacturers Life.........................   12
        Manufacturers Life of America's
            Separate Account Three.....................   12
        NASL Series Trust..............................   13
        Investment Objectives and Certain Policies
            Of The Portfolios..........................   15

Detailed Information About The Policies
    PREMIUM PROVISIONS.................................   18
        Policy Issue And Initial Premium...............   18
        Premium Allocation.............................   19
        Premium Limitations............................   19
        Short-Term Cancellation Right And
            "Free Look" Provisions.....................   20
    INSURANCE BENEFIT..................................   20
        The Insurance Benefit..........................   20
        No Lapse Guarantee.............................   21
        No Lapse Guarantee Cumulative Premium Test.....   21
        Death Benefit Guarantee........................   22
        Death Benefit Options..........................   23
        Death Benefit Option Changes...................   25
        Face Amount Changes............................   26
    POLICY VALUES......................................   27
        Policy Value...................................   27
        Transfers Of Policy Value......................   28
        Policy Loans...................................   31
        Partial Withdrawals And Surrenders.............   34
    CHARGES AND DEDUCTIONS.............................   35
        Deductions From Premiums.......................   35
        Surrender Charges..............................   36
        Monthly Deductions.............................   43
        Administration Charge..........................   44
        Cost Of Insurance Charge.......................   44
        Mortality And Expense Risks Charge.............   45
        Other Charges..................................   45
        Special Provisions For Group Or
            Sponsored Arrangements.....................   47
        Special Provisions For Exchanges...............   48
    THE GENERAL ACCOUNT................................   48
    OTHER GENERAL POLICY PROVISIONS....................   49
        Policy Default.................................   49
        Policy Reinstatement...........................   49
        Miscellaneous Policy Provisions................   50
    OTHER PROVISIONS...................................   51
        Supplementary Benefits.........................   51

                                                        Page

        Payment Of Proceeds............................   51
        Reports To Policyowners........................   51
    MISCELLANEOUS MATTERS..............................   52
        Portfolio Share Substitution...................   52
        Federal Income Tax Considerations..............   52
            Tax Status Of The Policy...................   53
            Tax Treatment Of Policy Benefits...........   54
            The Company's Taxes........................   56
        Distribution Of The Policy.....................   57
        Responsibilities Assumed By
            Manufacturers Life.........................   57
        Voting Rights..................................   58
        Directors And Officers Of
            Manufacturers Life of America..............   58
        State Regulations..............................   62
        Pending Litigation.............................   62
        Additional Information.........................   62
        Legal Matters..................................   62
        Experts........................................   62
Financial Statements...................................   63
Appendices.............................................   65

A. Sample Illustrations Of Policy Values, Cash
    Surrender Values And Death Benefits................   65
B. Definitions.........................................   85
C. Deferred Sales Charge Tables........................   91


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF NASL SERIES TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF NASL SERIES TRUST.


You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Variable Life Insurance Policy. More detailed information will be found within.

Introduction To Policies

The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the corridor percentage test.

General.

The Policy provides a death benefit in the event of the death of the life insured.

Premium payments may be made at any time and in any amount, subject to certain limitations.


After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. Assets of the sub-accounts of Separate Account Three are invested in shares of a particular Portfolio of NASL Series Trust. Allocation instructions may be changed at any time and transfers among the accounts may be made subject to certain restrictions.



The Portfolios currently offered are the: Emerging Growth Trust, Common Stock Trust, Real Estate Securities Trust, Balanced Trust, Capital Growth Bond Trust, Money Market Trust, International Stock Trust, Pacific Rim Emerging Markets Trust, Equity Index Trust, Equity-Income Trust, U.S. Government Securities Trust, Growth and Income Trust, Equity Trust, Conservative Asset Allocation Trust, Moderate Asset Allocation Trust, Aggressive Asset Allocation Trust, Blue Chip Growth Trust and International Small Cap Trust.


The Policy has a Policy Value reflecting premiums paid, the investment performance of the accounts to which the policyowner has allocated premiums, and certain charges for expenses and cost of insurance. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

Death Benefit.

Death Benefit Options. The policyowner elects to have the Policy's death benefit determined under one of two options:

-    death benefit equal to the face amount of the Policy, or

-    death benefit equal to the face amount of the Policy plus the  Policy
     Value.

Under either option, the death benefit may have to be increased to a multiple of the Policy Value to satisfy the corridor percentage test under the definition of life insurance in the Internal Revenue Code. See Detailed Information About The
Policies: Insurance Benefit -- "The Insurance Benefit" and "Death Benefit Options."

The Policyowner May Change The Death Benefit Option. A change in the death benefit option may be requested after the Policy has been in force for two years. See Detailed Information About The Policies; Insurance Benefit -- "Death Benefit Option Changes."

The Policyowner May Increase The Face Amount. After the Policy has been in force for two years, an increase in the face amount of the Policy may be requested once per policy year. An increase in the face amount is subject to satisfactory evidence of insurability and will usually result in the Policy's being subject to new surrender charges. See Detailed Information About The Policies; Insurance Benefit -- "Face Amount Changes."

The Policyowner May Decrease The Face Amount. A decrease in the face amount may be requested once per policy year after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase. During the two-year period following an increase, the deferred sales charge for the increase is subject to the Policy's sales charge limitation provisions. A decrease in face amount may result in certain surrender charges being deducted from the Policy Value. See Detailed Information About The Policies; Insurance Benefit -- "Face Amount Changes."

Premium Payments Are Flexible.

The policyowner may pay premiums at any time and in any amount, subject to certain limitations. See Detailed Information About The Policies; Premium Provisions -- "Policy Issue" and "Premium Limitations."

The policyowner must pay at least the Initial Premium to put the Policy in force. See Detailed Information About The Policies; Premium Provisions -- "Policy Limitations" and "Death Benefit Guarantee."

After the Initial Premium is paid there is no minimum premium required. However, by complying with the Cumulative Premium Test the policyowner can ensure the Policy will not go into default for the first three policy years. For Policies with a face amount of at least $250,000, the policyowner can ensure the Policy will not go into default (i) prior to the life insured reaching age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) prior to the life insured reaching age 85 if Death Benefit Option 2 is selected at any time, by satisfying the Cumulative Premium Test or the Fund Value Test. See Detailed Information About The Policies; Premium Provisions -- "Death Benefit Guarantee."

Certain maximum premium limitations apply to the Policy to ensure the Policy qualifies as life insurance under rules defined in the Internal Revenue Code. See Detailed Information About The Policies; Premium Provisions -- "Premium Limitations."

Summary Of Charges And Deductions.

Charges under the Policy are assessed as:

(1)  deductions from premiums

     -  2.35% state and local taxes

     -  1.25% federal taxes

(2) surrender charges upon surrender, partial withdrawal in excess of the Withdrawal Tier Amount, decrease in face amount or lapse

     -  deferred underwriting charge of $6 for each $1,000 of face amount

     - deferred sales charge of a maximum of 50% of premiums paid up to a maximum of 3.031 Target Premiums

(3)  monthly deductions

     - administration charge of $35 plus $.01 per $1,000 of face amount per month until the first policy anniversary; thereafter, $10 plus $.01 per $1,000 of face amount per month

     -  cost of insurance charge

     - mortality and expense risks charge of .90% per annum through the later of the tenth policy anniversary and the policyowner's attained age 60 and, thereafter, .45% per annum

     -  supplementary benefit(s) charge(s)

(4)  Other Charges

     Investment Management Fees and Expenses

     Investment management fees paid by NASL Series Trust range from .25% to 1.10% of the assets of the Portfolios. Expenses range from .15% to .75% of the assets of the Portfolios.

     Certain Transfers

     - transfer fee of $25 per transfer in excess of twelve transfers in any policy year.

     - transfer fee of $5 for each transfer under the Dollar Cost Averaging program when Policy Value does not exceed $15,000

For a complete discussion of charges and deductions see the heading Charges And Deductions in this Introduction and the references therein, and see also the heading Transfers Are Permitted in this Introduction and the references therein.

Investment Options.

After deductions for federal, state and local taxes totalling 3.60%, net premiums will be allocated, according to the policyowner's instructions, to any combination of the general account or one or more of the sub-accounts of Manufacturers Life of America's Separate Account Three.

Each sub-account of Separate Account Three invests its assets in the shares of one of the following portfolios:



     -  Emerging Growth Trust

     -  Common Stock Trust

     -  Real Estate Securities Trust

     -  Balanced Trust

     -  Capital Growth Bond Trust

     -  Money Market Trust

     -  International Stock Trust

     -  Pacific Rim Emerging Markets Trust

     -  Equity Index Trust

     -  Equity-Income Trust

     -  U.S. Government Securities Trust

     -  Growth and Income Trust

     -  Equity Trust

     -  Conservative Asset Allocation Trust

     -  Moderate Asset Allocation Trust

     -  Aggressive Asset Allocation Trust

     -  Blue Chip Growth Trust

     -  International Small Cap Trust

The policyowner may change the allocation of net premiums among the general account and the sub-accounts at any time. See General Information About Manufacturers Life of America, Separate Account Three, and NASL Series Trust and Detailed Information About the Policies; Premium Provisions -- "Premium Allocation" and Policy Values -- "Policy Value."


The Policy Value.

The Policy has a Policy Value which reflects the following: premium payments made; investment performance of the sub-accounts to which amounts have been allocated; interest credited by the Company to amounts allocated to the general account; partial withdrawals; and deduction of charges described under "Charges And Deductions" below.

The Policy Value is the sum of the values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account.

Investment Account. An Investment Account is established under the Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. An Investment Account measures the interest of the Policy in the corresponding sub-account.

The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account. See Detailed Information About the Policies; Policy Values -- "Policy Value."

Guaranteed Interest Account. The Guaranteed Interest Account consists of that portion of the Policy Value based on net premiums allocated to, and amounts transferred to, the general account of the Company.

Manufacturers Life of America credits interest on amounts in the Guaranteed Interest Account at an effective annual rate guaranteed to be at least 4%. See Detailed Information About the Policies and The General Account.

Loan Account. When a policy loan is made, Manufacturers Life of America will establish a Loan Account under the Policy and will transfer an amount from the Investment Accounts and the Guaranteed Interest Account to the Loan Account.

The Company will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited on loan amounts will be the rate charged on loan amounts less an interest rate differential, currently 1.75%, except on Select Loan Amounts where the interest rate differential, subject to change in certain circumstances, is currently 0%. See Detailed Information About the Policies; Policy Values -- "Policy Loans."

Transfers Are Permitted. A policyowner may make transfers among the sub-accounts of Separate Account Three and the Company's general account, subject to certain restrictions.


Twelve transfers per policy year may be made at no cost to the policyowner; excess transfers will be permitted at a cost of $25 per transfer. All transfer requests received at the same time are treated as a single transfer request.


Certain restrictions may apply to transfer requests. See Detailed Information About the Policies; Policy Values -- "Policy Value."

Using The Policy Value.

Borrowing Against The Policy Value. The policyowner may borrow against the Policy Value. The minimum loan amount is $500.

Loan interest will be charged on a fixed basis at an effective annual rate of 5.75%. See Detailed Information About the Policies; Policy Values -- "Policy Loans."

A Policyowner May Make A Partial Withdrawal Of The Policy Value. After a Policy has been in force for two years the policyowner may make a partial withdrawal of the Policy Value. The minimum withdrawal amount is $500. The policyowner may specify that the withdrawal is to be made from a specific Investment Account or the Guaranteed Interest Account.

A partial withdrawal may result in a reduction in the face amount of the Policy and may also result in the assessment of a portion of the surrender charges to which the Policy is subject. See Detailed Information About the Policies; Policy

Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

The Policy May Be Surrendered For Its Net Cash Surrender Value. The Net Cash Surrender Value is equal to the Policy Value less surrender charges, outstanding monthly deductions due and the value of the Loan Account. Surrender of a Policy during the Surrender Charge Period will usually result in assessment of surrender charges. See Detailed Information About the Policies; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

Charges And Deductions.

1)   Deductions From Premiums.  Two deductions are made when premiums are paid:

     -    a charge of 2.35% for state and local taxes, and

     -    a charge of 1.25% for federal taxes.

2) Surrender Charges. Manufacturers Life of America will usually deduct a deferred underwriting charge and a deferred sales charge if, during the Surrender Charge Period:

     -    the Policy is surrendered for its Net Cash Surrender Value,

     -    a partial withdrawal in excess of the Withdrawal Tier Amount is made,

     -    a decrease in face amount is requested, or

     -    the Policy lapses.

The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially or added by increase. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000.

The full amount of the deferred underwriting charge will be in effect for five years following Policy issue. Beginning in the sixth year these charges grade downward over a maximum ten-year period. See Detailed Information About the Policies; Charges And Deductions -- "Surrender Charges."

The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. Subject to compliance with the sales charge limitation provisions described below, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period there is no deferred sales charge. See Detailed Information About the Policies -- "Charges And Deductions" --Surrender Charges. In the event of a face amount increase, the surrender charges applicable to the increase will be those rates that would apply if a Policy were issued to the life insured at his or her then attained age and based on the amount of the increase.

Limitation Of Sales Charges. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase, then Manufacturers Life of America may forego deducting the maximum deferred sales charge applicable to the Policy or the increase. See Detailed Information About the Policies; Charges And Deductions -- "Surrender Charges." If the Policy is surrendered after that two-year period, the full amount of the applicable sales charge will apply.

3) Monthly Deductions. At the beginning of each policy month Manufacturers Life of America deducts from the Policy Value:

     - an administration charge of $35 plus $.01 per $1,000 of face amount until the first policy anniversary and, thereafter, $10 plus $.01 per $1,000 of face amount,

     -    a charge for the cost of insurance,

     - a charge for mortality and expense risks of .90% per annum through the later of the tenth policy anniversary and the policyowner's attained age 60 and, thereafter, .45% per annum. This charge is assessed against the value of the policyowner's investment accounts, and

     -    charge(s) for any supplementary benefit(s) added to the Policy.

The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to issue age, the duration of the coverage, sex (unless unisex rates are required by law), any additional ratings indicated in the policy, and risk class of the life insured. The maximum cost of insurance rate that can be charged is guaranteed not to exceed the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. However, any additional ratings as indicated in the Policy will be added to the cost of insurance rate. See Detailed Information About the Policies; Charges And Deductions -- "Monthly Deductions."

If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.


4) Other Charges. Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve per policy year and a $5 charge for each Dollar Cost Averaging transfer if Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."


     Certain expenses are, or will be, assessed against the assets of the Portfolios, as follows.

Investment Management Fees

     investment management fee of 1.05% assessed against the assets of the Emerging Growth Trust investment management fee of .70% assessed against the assets of the Common Stock Trust*

     investment management fee of .70% assessed against the assets of the Real Estate Securities Trust*

     investment management fee of .80% assessed against the assets of the Balanced Trust investment management fee of .65% assessed against the assets of the Capital Growth Bond Trust*

     investment management fee of .50% assessed against the assets of the Money Market Trust investment management fee of 1.05% assessed against the assets of the International Stock Trust investment management fee of .85% assessed against the assets of the Pacific Rim Emerging Markets Trust investment management fee of .25% assessed against the assets of the Equity Index Trust investment management fee of .925% assessed against the assets of the Blue Chip Growth Trust investment management fee of 1.10% assessed against the assets of the International Small Cap Trust investment management fee of .80% assessed against the assets of the Equity-Income Trust investment management fee of .65% assessed against the assets of the U.S. Government Securities Trust investment management fee of .75% assessed against the assets of the Growth and Income Trust investment management fee of .75% assessed against the assets of the Equity Trust investment management fee of .75% assessed against the assets of the Conservative Asset Allocation Trust investment management fee of .75% assessed against the assets of the Moderate Asset Allocation Trust investment management fee of .75% assessed against the assets of the Aggressive Asset Allocation Trust

Expenses

     expenses of up to .75% assessed against the assets of the Pacific Rim Emerging Markets Trust and International Stock Trust

     expenses of up to .15% assessed against the assets of the Equity Index
     Trust

     expenses of up to .50% assessed against the assets of all other Trusts*

* NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning the effective date of this prospectus to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.


See Detailed Information About the Policies; Charges And Deductions -- "Other Charges."

Manufacturers Life of America reserves the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate Account or the operations of the Company with respect to the Policies in addition to the deductions for state, local and federal taxes currently being made.

Supplementary Benefits.

A policyowner may choose to add certain supplementary benefits to the Policy. These supplementary benefits include an accidental death benefit, life insurance for additional insured persons, acceleration of benefits in the event of terminal illness, term insurance option, a disability benefit to waive the cost of monthly deductions and an option to ensure a guaranteed Policy Value.

The cost of any supplementary benefits will be deducted from the Policy Value monthly. See Detailed Information About the Policies; Other Provisions -- "Supplementary Benefits."

Default.

Unless the Death Benefit Guarantee is in effect, the Policy will go into default if the Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly charges then due. The Policy will not go into default if the policy qualifies for the Death Benefit Guarantee. The Company will notify the policyowner in the event the Policy goes into default, and will allow a grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. If the required premium is not paid during the grace period the Policy will terminate. See Detailed Information About the Policies; Premium Provisions -- "Policy Default."

Death Benefit Guarantee.

Except in the state of New Jersey where the Death Benefit Guarantee is not available, on Policies issued and maintained with a minimum face amount of $250,000, as long as the Cumulative Premium Test or, where applicable, the Fund Value Test is satisfied, the Company guarantees that the Policy will not go into default (i) prior to the life insured's attaining age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) prior to the life insured reaching age 85 if Death Benefit Option 2 is selected at any time, regardless of the investment performance of the Funds underlying the Policy Value. On Policies with face amounts of less than $250,000 there is no Death Benefit Guarantee after the third policy anniversary. See Detailed Information About the Policies; Premium Provisions -- "Death Benefit Guarantee."

Reinstatement.

A terminated policy may be reinstated by the policyowner within either the 21-day or five-year period following the date of termination, providing certain conditions are met. See Detailed Information About the Policies; Premium Provisions -- "Policy Reinstatement."

Free Look.

A Policy may be returned for a refund of premium within the later of:

-    10 days after it is received

-    45 days after the application for the Policy is signed

- 10 days after Manufacturers Life of America mails or delivers a notice of this right of withdrawal.

If a policyowner requests an increase in face amount which results in new surrender charges, the "free look" provision will also apply to the increase. See Detailed Information About the Policies; Premium Provisions -- "Short-Term Cancellation Right and 'Free Look' Provisions."

Federal Tax Matters.

Manufacturers Life of America believes that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax payments, a policyowner should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See Miscellaneous Matters -- Federal Income Tax Considerations -- (Tax Status Of The Policy).

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See Miscellaneous Matters -- Federal Income Tax Considerations -- (Tax Treatment Of Policy Benefits).

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions.
Select Loans may, however, be treated as taxable distributions. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See Miscellaneous Matters -- Federal Income Tax Considerations -- (Distributions From Policies Not Classified As Modified Endowment Contracts).

The United States Congress has in the past considered, and in the future may consider legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, or adopt new interpretations of existing laws, state tax laws or, if the policyowner is not a United States resident, foreign tax laws, which may affect the tax consequences to him or her, the lives insured or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have a retroactive effect regardless of the date of enactment. The Company suggests that a tax adviser be consulted.

Estate and Generation-Skipping Taxes

The proceeds of this life insurance policy may be taxable under Estate and Generation-Skipping Tax provisions of the Internal Revenue Code. The policyowner should consult his or her tax adviser regarding these taxes.


General Information About Manufacturers
Life of America, Separate Account Three,
And NASL Series Trust


Manufacturers Life of America And
Manufacturers Life


Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.), is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. The Manufacturers Life Insurance Company (U.S.A.), a life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies: Standard and Poor's Insurance Rating Service - AA+, A.M. Best Company - A++, Duff & Phelps Credit Rating Co. - AAA, and Moody's Investors Service, Inc. - Aa3. However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.


Manufacturers Life of America's
Separate Account Three

Manufacturers Life of America established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992 the Separate Account has been operated under Michigan law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.


NASL Series Trust

Each sub-account of the Separate Account will purchase shares only of a particular NASL Trust. NASL Series Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of NASL Trusts at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes consistent with the Policies. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying NASL Series Trust prospectus.

NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:

   PORTFOLIO                            SUBADVISER
Aggressive Growth Portfolios
   Pacific Rim Emerging Markets Trust   Manufacturers Adviser Corporation
   International Small Cap Trust        Founders Asset Management, Inc.
   Emerging Growth Trust                Warburg, Pincus Counsellors, Inc.
   International Stock Trust            Rowe Price-Fleming International, Inc.

Equity Portfolios
   Equity Trust                         Fidelity Management Trust Company
   Common Stock Trust                   Manufacturers Adviser Corporation
   Equity Index Trust                   Manufacturers Adviser Corporation
   Blue Chip Growth Trust               T. Rowe Price Associates, Inc.
   Growth and Income Trust              Wellington Management Company
   Equity-Income Trust                  T. Rowe Price Associates, Inc.
   Real Estate Securities Trust         Manufacturers Adviser Corporation

Balanced Portfolios
   Balanced Trust                       Founders Asset Management, Inc.
   Aggressive Asset Allocation Trust   Fidelity Management Trust Company
   Moderate Asset Allocation Trust      Fidelity Management Trust Company
   Conservative Asset Allocation Trust  Fidelity Management Trust Company

Bond Portfolios
   Capital Growth Bond Trust            Manufacturers Adviser Corporation
   U.S. Government Securities Trust     Salomon Brothers Asset Management Inc

Money Market Portfolios
   Money Market Trust                   Manufacturers Adviser Corporation

Investment Objectives and Certain Policies Of the Portfolios

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

AGGRESSIVE GROWTH PORTFOLIOS

Pacific Rim Emerging Markets Trust. The investment objective of the Pacific Rim Emerging Markets Trust is to achieve long-term growth of capital. Manufacturers Adviser Corporation manages the Pacific Rim Emerging Markets Trust and seeks to achieve this investment objective by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries of the Pacific Rim region.

International Small Cap Trust. The investment objective of the International Small Cap Trust is to seek long term capital appreciation. Founders Asset Management, Inc. manages the International Small Cap Trust and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

Emerging Growth Trust. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

International Stock Trust. The investment objective of the International Stock Trust is to achieve long-term growth of capital. Rowe Price-Fleming International, Inc. manages the International Stock Trust and seeks to obtain this objective by investing primarily in common stocks of established, non-U.S. companies.

EQUITY PORTFOLIOS

Equity Trust. The principal investment objective of the Equity Trust is growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital. Fidelity Management Trust Company manages the Equity Trust and seeks to attain the foregoing objective by investing primarily in common stocks of United States issuers or securities convertible into or which carry the right to buy common stocks.

Common Stock Trust. The investment objective of the Common Stock Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. Manufacturers Adviser Corporation manages the Common Stock Trust.

Equity Index Trust. The investment objective of the Equity Index Trust is to achieve investment results which approximate the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. Manufacturers Adviser Corporation manages the Equity Index Trust.

Blue Chip Growth Trust. The primary investment objective of the Blue Chip Growth Trust is to provide long-term growth of capital. Current income is a secondary objective, and many of the stocks in the Portfolio are expected to pay dividends. T. Rowe Price Associates, Inc. manages the Blue Chip Growth Trust.

Growth and Income Trust. The investment objective of the Growth and Income Trust is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company manages the Growth and Income Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management Company believes are of high quality.

Equity-Income Trust. The investment objective of the Equity-Income Trust (prior to December 31, 1996, the "Value Equity Trust") is to provide substantial dividend income and also long term capital appreciation. T. Rowe Price Associates, Inc. manages the Equity-Income Trust and seeks to attain this objective by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Real Estate Securities Trust. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. Manufacturers Adviser Corporation manages the Real Estate Securities Trust.

BALANCED PORTFOLIOS

Balanced Trust. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

Automatic Asset Allocation Trusts (Aggressive, Moderate and Conservative). The investment objective of each of the Automatic Asset Allocation Trusts is to realize the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive. The amount of each Portfolio's assets invested in each category of securities -- debt, equity, and money market -- is dependent upon the judgment of Fidelity Management Trust Company as to what percentages of each Portfolio's assets in each category will contribute to the limitation of risk and the achievement of its investment objective.

BOND PORTFOLIOS

Capital Growth Bond Trust. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. Manufacturers Adviser Corporation manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

U.S. Government Securities Trust. The investment objective of the U.S. Government Securities Trust is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Salomon Brothers Asset Management Inc manages the U.S. Government Securities Trust and seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

MONEY MARKET PORTFOLIO

Money Market Trust. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Manufacturers Adviser Corporation manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.




A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.

Detailed Information About The Policies
Premium Provisions
Policy Issue And Initial Premium

To purchase a Policy, an applicant must submit a completed application. Manufacturers Life of America will issue a Policy only if it has a face amount of at least $50,000 ($100,000 for preferred risk policies). A Policy will generally be issued to persons between ages 0 and 90. In certain circumstances the Company may at its sole discretion issue a Policy to persons above age 90. Before issuing a Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. A life insured will have a risk class of preferred/non-smoker, preferred/smoker, standard/non-smoker or standard/smoker as determined by underwriting rules. Persons failing to meet standard underwriting requirements nonetheless may be eligible to purchase a Policy provided an additional rating is assigned. Acceptance of an application is subject to the Company's insurance underwriting rules. Each Policy is issued with a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date the Company becomes obligated under the Policy and when the first monthly deductions are taken. If an application is accompanied by a check for at least the Initial Premium and the application is accepted, the policy date will be the date the application and check were received at the Manufacturers Life of America Service Office and the effective date will be the date Manufacturers Life of America's underwriters approve issuance of the Policy. If an application is accompanied by a check for at least the Initial Premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date. If an application accepted by the Company is not accompanied by a check for at least the Initial Premium, the Policy will be issued with a policy date which is seven days after issuance of the Policy (the "issue date") and with an effective date which is the date the Service Office receives at least the Initial Premium. In certain situations a different policy date may be used. The Initial Premium must be received within 60 days after the policy date; however, the Initial Premium may be required within 30 days on Policies issued with Additional Ratings. If the Initial Premium is not paid or if the application is rejected, the Policy will be cancelled and any premiums paid will be returned to the applicant.

Under certain circumstances a Policy may be issued with a backdated policy date. A Policy will not be backdated more than six months (twelve months where required by state regulation) before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.


All premiums received prior to the effective date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. On the effective date, the premiums paid plus interest credited, net of deductions for federal, state and local taxes, will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyowner's instructions.


All premiums received on or after the effective date of the Policy will be allocated among the Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Manufacturers Life of America Service Office. Monthly deductions are due on the policy date and at the beginning of each policy month thereafter. However, if due prior to the effective date, they will be taken on the effective date instead of the dates they were due.

Premium Allocation

Net Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the Net Premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total percentage allocations equal
100. A policyowner may change the way in which Net Premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change, in a format satisfactory to the Company, is received at the Manufacturers Life of America Service Office.

Premium Limitations

After the payment of the Initial Premium, premiums may be paid at any time and in any amount during the lifetime of the life insured subject to certain limitations. After the Initial Premium, all premiums must be paid to the Manufacturers Life of America Service Office. Unlike traditional insurance, premiums are not payable at specified intervals or in specified amounts. A

Policy will be issued with a Planned Premium which is based on the amount of premium the policyowner wishes to pay. It is recommended that the Planned Premium be such that the Cumulative Premium Test (see Insurance Benefits -- "Death Benefit Guarantee") will be satisfied.

Manufacturers Life of America will send notices to the policyowner setting forth the Planned Premium at the payment interval selected by the policyowner, unless payment is being made pursuant to a pre-authorized payment plan. However, the policyowner is under no obligation to make the indicated payment.

Manufacturers Life of America will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case the Company will accept a payment of as little as $10. Manufacturers Life of America may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time in order to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. Manufacturers Life of America reserves the right to refuse or refund any premium payments that may cause the Policy to fail to qualify as life insurance under applicable tax law.

Short-Term Cancellation Right And
"Free Look" Provisions

A Policy may be returned for a refund of the premium within 10 days after it is received, within 45 days after the application for the Policy is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid. Manufacturers Life of America reserves the right to delay the refund of any premium paid by check until the check has cleared.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.


Insurance Benefit

The Insurance Benefit

If the Policy is in force at the time of the life insured's death, Manufacturers Life of America will pay an insurance benefit based on the death benefit option selected by the policyowner upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, Manufacturers Life of America will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and Manufacturers Life of America will pay only the Net Cash Surrender Value.


No Lapse Guarantee

In those states where it is permitted, on Policies issued with a face amount of at least $250,000 (calculated as described below), the policyowner may elect the No Lapse Guarantee (in Illinois this benefit is known as Minimum Premium Guarantee). If elected, as long as the No Lapse Guarantee Cumulative Premium Test (see below) is satisfied during the No Lapse Guarantee Period, as described below, Manufacturers Life of America will guarantee that the Policy will not go into default (see OTHER GENERAL PROVISIONS - "Policy Default"), even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. For purposes of determining the face amount at issue for the No Lapse Guarantee, the face amount shall include any amounts purchased under the supplementary insurance option.

The No Lapse Guarantee Period is the first 5 Policy Years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

While the No Lapse Guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the No Lapse Guarantee Cumulative Premium Test, described below, has been satisfied. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the No Lapse Guarantee in effect. This required payment, as described in the notification to the policyowner, will be equal to the outstanding premium requirement as of the date the No Lapse Guarantee was not satisfied plus the Monthly No Lapse Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the No Lapse Guarantee will terminate, and the Policy subsequently may go into default if the Policy's Net Cash Surrender Value is insufficient to meet the monthly deductions due at the beginning of a policy month. A death benefit option change will also terminate the No Lapse Guarantee if it is in effect at the time of the change as will a decrease in face amount below $250,000. The No Lapse Guarantee cannot be reinstated after it has been terminated. See OTHER GENERAL POLICY PROVISIONS - "Policy Default," and INSURANCE BENEFIT - "Death Benefit Option Changes."


No Lapse Guarantee Cumulative Premium Test

The No Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the policy month, the sum of all premiums paid to date less any partial withdrawals and less any Policy Debt is at least equal to the sum of the Monthly No Lapse Guarantee Premiums due since the policy date, as follows:

The Policy will satisfy the No Lapse Guarantee Cumulative Premium Test if (a) is greater than or equal to (b), where:

     (a) is the sum of all premiums paid, less any partial withdrawals and less any Policy Debt;

     and

     (b) is the sum of the Monthly No Lapse Guarantee Premiums due since the policy date.

The Monthly No Lapse Guarantee Premium is one-twelfth of the No Lapse Guarantee Premium. The No Lapse Guarantee Premium is set forth in the Policy. It is subject to change if the face amount of the Policy is changed (see INSURANCE BENEFIT - "Face Amount Changes"), or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.


Death Benefit Guarantee

Policies With Face Amounts Of At Least $250,000. If permitted by state law and elected by the policyowner, on policies issued and maintained with a minimum face amount of $250,000, if the Cumulative Premium Test (see below) is satisfied, Manufacturers Life of America will guarantee that the Policy will not go into default (See Other General Policy Provisions -- "Policy Default") even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

If permitted by state law and elected by the policyowner, on Policies issued and maintained with a minimum face amount of $250,000, if after the tenth policy anniversary the Cumulative Premium Test is not satisfied but the Fund Value Test (see below) is satisfied, Manufacturers Life of America will keep the Death Benefit Guarantee in effect.

This Death Benefit Guarantee, which is not available in the state of New Jersey, will expire at the end of a policy year specified in the Policy, currently (i) the year in which the life insured reaches attained age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) the year in which the life insured reaches attained age 85 if Death Benefit Option 2 is selected at any time. While the guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the Cumulative Premium Test or the Fund Value Test has been satisfied. If neither has been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the Death Benefit Guarantee in effect. The required payment will be equal to the outstanding premium required to meet the Cumulative Premium Test at the date neither test was satisfied, plus the Monthly Death Benefit Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Death Benefit Guarantee will terminate. Once the Death Benefit Guarantee is terminated, it cannot be reinstated.

Policies With Face Amounts Under $250,000. If permitted by state law and elected by the policyowner, on Policies with a face amount less than $250,000 at issue or after face amount decrease, if the Cumulative Premium Test is satisfied in the first three years, Manufacturers Life of America will guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. After the third policy anniversary, there is no Death Benefit Guarantee on (a) Policies issued with face amounts of less than $250,000 or (b) Policies on which a face amount decrease has resulted in a face amount of less than $250,000.

Cumulative Premium Test. The Policy provides for a Cumulative Premium Test. The Cumulative Premium Test is satisfied if at the beginning of each policy month the sum of all premiums paid to date less any partial withdrawals and any Policy Debt is at least equal to the sum of the Monthly Death Benefit Guarantee Premiums due since the policy date. The Death Benefit Guarantee Premium will increase when the insured attains age 70. The Death Benefit Guarantee Premiums for ages 0-69 and age 70 and above are set forth in the Policy. It is subject to change if the face amount of the Policy or the death benefit option is changed (see -- "Death Benefit Option Changes" and "Face Amount Changes") or if there is any change in the supplementary benefits added to the Policy or in the risk class of the life insured.

Fund Value Test. The Policy provides for a Fund Value Test. The Fund Value Test is applicable after the tenth anniversary of the Policy. The Fund Value Test is satisfied if at the beginning of each policy month the Net Policy Value is greater than or equal to the Gross Single Premium.

Death Benefit Options

The Policy permits the policyowner to select one of two death benefit options -- Option 1 and Option 2. Under Option 1 the death benefit is the face amount of the Policy at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below. Under Option 2 the death benefit is the face amount of the Policy plus the Policy Value at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the following table:

Attained                                          Corridor
  Age                                            Percentage
--------                                         ----------
40 & below                                          250%
41                                                  243
42                                                  236
43                                                  229
44                                                  222
45                                                  215
46                                                  209
47                                                  203
48                                                  197
49                                                  191
50                                                  185
51                                                  178
52                                                  171
53                                                  164
54                                                  157
55                                                  150
56                                                  146
57                                                  142
58                                                  138
59                                                  134
60                                                  130
61                                                  128
62                                                  126
63                                                  124
64                                                  122
65                                                  120
66                                                  119
67                                                  118
68                                                  117
69                                                  116
70                                                  115
71                                                  113
72                                                  111
73                                                  109
74                                                  107
75-90                                               105
91                                                  104
92                                                  103
93                                                  102
94                                                  101
95 & above                                          100


Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever the "corridor percentages" are used to determine the amount of the death benefit. This will occur whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option. For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5. Thus, if the Policy Value were to increase to $40,010, the death benefit would be increased to $100,025 (250% X $40,010 = $100,025).

If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667 (250% X 66,667 = 166,667). At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.


Death Benefit Option Changes

The death benefit option is selected initially by the policyowner in the application. After the Policy has been in force for two years the death benefit option may be changed effective as of the next policy anniversary following a request. Written request for a change must be received by Manufacturers Life of America at least 30 days prior to a policy anniversary in order to become effective on that date. The Company reserves the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in death benefit option will result in a change in the Policy's face amount in order to avoid any change in the amount of the death benefit.

If the change in death benefit is from Option 1 to Option 2, the new face amount will be equal to the face amount prior to the change minus the Policy Value on the effective date of the change. A change to Option 2 will not be allowed if it would cause the face amount of the Policy to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies). A change of death benefit option to Option 2 will shorten the death benefit guarantee period to the year in which the life insured reaches attained age 85.

A change in death benefit from Option 2 to Option 1 will be subject to satisfactory evidence of insurability. If satisfactory evidence is provided, the new face amount will be equal to the face amount prior to the change plus the Policy Value on the effective date of the change. The increase in face amount resulting from a change to Option 1 will not affect the amount of surrender charges to which a Policy may be subject.

If satisfactory evidence of insurability is not provided, the policyowner may still switch from Option 2 to Option 1; however, the face amount of the Policy will remain at its previous level, thus reducing the death benefit. A policyowner may elect at issue the ability to switch from Option 2 to Option 1 within six months of a date certain. No evidence of insurability will be required if the policyowner exercises his or her ability to switch within six months of the chosen date.

Policyowners who wish to have level insurance coverage should generally select Option 1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

Policyowners who want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit should generally select Option 2. Under Option 2, the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

Face Amount Changes

Subject to certain limitations, a policyowner may, upon written request,
increase or decrease the face amount of the Policy.    A change in face amount
may affect the Death Benefit Guarantee Premium, the monthly deductions and surrender charges (see "Charges And Deductions"). Currently, each increase or decrease (other than a decrease resulting from a partial withdrawal) in face amount must be at least $50,000 ($100,000 for increases in preferred risk policies and $10,000 for increases in connection with Policies purchased under group or sponsored arrangements). Manufacturers Life of America reserves the right to increase or decrease the minimum face amount change on 90 days' written notice to the policyowner. The Company also reserves the right to limit a change in face amount to the extent necessary to prevent the Policy from failing to qualify as life insurance for tax purposes.

Increases. Increases in face amount are subject to satisfactory evidence of insurability. Increases may be made only once per policy year and only after the second policy anniversary. An increase will become effective at the beginning of the next policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

An increase in face amount will usually result in the Policy's being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See Charges And Deductions -- "Surrender Charges." Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first. As with the purchase of a Policy, a policyowner will have free look and sales charge limitation rights with respect to any increase resulting in new surrender charges.

No additional premium is required for a face amount increase. However, a premium payment may be necessary to prevent the Policy from going into default, since new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new Death Benefit Guarantee Premium will be determined.

Decreases. A decrease in the face amount may be requested only once per policy year and only after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase and have the deferred sales charge for the increase reduced by applicable limitations on sales charges attributable to the increase. A decrease in face amount will become effective at the beginning of the next policy month following the receipt of a properly executed request. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies).

A decrease in face amount during the Surrender Charge Period will usually result in surrender charges being deducted from the Policy Value. See Charges And Deductions -- "Surrender Charges." For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then
(b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

Policy Values

Policy Value

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal or upon surrender of the Policy. See "Policy Loans" and "Partial Withdrawals And Surrenders" below. The Policy Value may also affect the amount of the death benefit. See Insurance Benefit -- "Death Benefit Options." The Policy Value at any time is equal to the sum of the Values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "Policy Loans" and the Guaranteed Interest Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolio.

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit at the end of the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values at the end of the Business Day on which the premium is received at the Manufacturers Life of America Service Office or other office or entity so designated by Manufacturers Life of America.

Units are valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Fund shares. When an order involving the crediting or cancelling of units is received after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined at the end of the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made at the end of the next Business Day.

The value of a unit of each sub-account was initially fixed at $10. For each subsequent Business Day the unit value is determined by multiplying the unit value for the preceding Business Day by the "net investment factor" for the particular sub-account for such subsequent Business Day. The net investment factor for a sub-account for any Business Day is equal to (a) divided by (b), where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of such Business Day before any policy transactions are made on that day;


(b) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of the immediately preceding Business Day after all policy transactions have been made for that day.


Manufacturers Life of America reserves the right to adjust the above formula for any taxes determined by it to be attributable to the operations of the sub-account.


Transfers Of Policy Value

A policyowner may change the extent to which his or her Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. Such changes are made by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. A policyowner is permitted to make twelve transfers each policy year free of charge. Additional transfers in each policy year may be made at a cost of $25 per transfer. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. For this purpose all transfer requests received by Manufacturers Life of America on the same Business Day are treated as a single transfer request.

The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust.


Transfer requests must be in a format satisfactory to Manufacturers Life of America and in writing, or by telephone, if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

Limitations. To the extent that total surrenders, partial withdrawals and transfers out of a sub-account exceed total net premium allocations and transfers into that sub-account, portfolio securities of the underlying Portfolio may have to be sold. Excessive sales of the investment portfolio securities in such a situation could be detrimental to that Portfolio and to policyowners with Policy Values allocated to sub-accounts investing in that Portfolio. To protect the interests of all policyowners, the Policy's transfer privilege is limited as described below.

So long as effecting net transfers out of a sub-account in a particular Business Day would not reduce the number of shares of the underlying Portfolio outstanding at the close of the prior Business Day by more than 5%, all such transfers will be effected. However, net transfers out of a sub-account greater than 5% would be permitted only if, and to the extent that, in the judgment of Manufacturers Adviser Corporation, they would not result in detriment to the underlying Portfolio or to the interests of policyowners or others with assets allocated to that Portfolio. If and when transfers must be limited to avoid such detriment, some requests will not be effected. In determining which requests will be effected, transfers pursuant to the Dollar Cost Averaging program will be effected first, followed by Asset Allocation Balancer transfers, written requests next and telephone requests last. Within each such group, requests will be processed in the order received, to the extent possible. Policyowners whose transfer requests are not effected will be so notified. Current S.E.C. rules preclude the Company from processing at a later date those requests that were not effected. Accordingly, a new transfer request would have to be submitted in order to effect a transfer that was not effected because of the limitations described in this paragraph. Manufacturers Life of America may be permitted to limit transfers in certain other circumstances. See Other Provisions -- "Payment Of Proceeds."

Dollar Cost Averaging. Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Guaranteed Interest Account.

Under the Dollar Cost Averaging program the policyowner will designate an amount to be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified. Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

Asset Allocation Balancer Transfers. Manufacturers Life of America will also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six month intervals, beginning six months after the policy date, Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner's premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manufacturers Life of America differently or a Dollar Cost

Averaging request is in effect. Currently, there is no charge for this program; however, Manufacturers Life of America reserves the right to institute a charge on 90 days' written notice to the policyowner.


Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

Policy Loans

While the Policy is in force, the policyowner may borrow against the Policy Value of his or her Policy. The Policy serves as the only security for the loan. The minimum amount of any loan is $500. The maximum loan amount is the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. An amount equal to the Modified Policy Debt is transferred to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 5.75%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,917. This amount at 5.75% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

When a loan is made, Manufacturers Life of America will deduct from the Investment Accounts or the Guaranteed Interest Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

A policy loan may result in a Policy's failing to satisfy the Cumulative Premium Test, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether the Cumulative Premium Test is satisfied. As a result, the death benefit guarantee may terminate. See Insurance Benefit -- "Death Benefit Guarantee" and Other General Policy Provisions -- "Policy Default." Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Other General Policy Provisions -- "Policy Default." A policy loan will also affect future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Funds selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. Policy loans may have tax consequences. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. See Miscellaneous Matters -- Federal Income Tax Considerations (Tax Treatment of Policy Benefits). Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

Interest Charged On Policy Loans. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. The rate of interest charged will be fixed at an effective annual rate of 5.75%. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

Interest Credited To The Loan Account. Manufacturers Life of America will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

-- On amounts up to the Policy's Select Loan Amount, the rate of interest charged on the policy loan less an interest rate differential, currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loan Amounts either (i) to an amount that may be prescribed in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

-- On amounts in excess of the Select Loan Amount as described above, the rate of interest charged on the policy loan less an interest rate differential, currently 1.75%.

Prior to the later of the tenth policy anniversary and the anniversary following attained age 55, the amount available as a Select Loan is zero; after the later of the tenth policy anniversary and the policy anniversary following attained age 55, the amount available annually as a Select Loan is equal to 12% of the Policy's Net Cash Surrender Value at the previous policy anniversary. The amount available as a Select Loan applies to existing and new loans. If, at the time a policyowner is considering a Select Loan, interest due currently on his or her outstanding loans equals or exceeds the Select Loan Amount, the Select Loan feature could not be used to withdraw additional cash from Policy Value. The total of all loans, including the Select Loan Amount, cannot exceed the maximum loan amount as described above.

To illustrate the amount available as a Select Loan, assume that a Policy has an issue age of 47 and a Net Cash Surrender Value on the eleventh policy anniversary of $10,000. The Select Loan Amount available during the twelfth policy year is $1,200 (12% X $10,000). Assume that at the beginning of the twelfth policy year, a loan of $1,500 is taken. $1,200 of that amount is considered the Select Loan Amount, $300 an ordinary policy loan.

At the end of the twelfth policy year, assume that the Net Cash Surrender Value is $9,000. The Select Loan Amount available during the thirteenth policy year is $1,080 (12% X $9,000). If not already repaid, the $300 from the prior year's loan that was not considered a Select Loan is immediately converted to a Select Loan, leaving $780 of the Select Loan Amount available for the thirteenth policy year (provided that the sum of all outstanding loans does not exceed the Policy's maximum loan amount). The amount of any unpaid interest on the Select Loan and the ordinary policy loan from the twelfth policy year also would be borrowed as a Select Loan up to the maximum Select Loan Amount and thereby reduce by that amount the $780 available for borrowing as a Select Loan during the remainder of the thirteenth policy year.

Loan Account Adjustments. When a loan is first taken out, and at specified events thereafter, the value of the Loan Account is adjusted. Whenever the Loan Account is adjusted, the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment, is transferred between the Loan Account and the Investment Accounts or the Guaranteed Interest Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account is equal to the Modified Policy Debt after the adjustment.

The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan being taken out, or (iv) when an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination (i.e., upon death of the life insured, surrender or lapse of the policy). In each of these instances, the Loan Account will be adjusted so that any excess of the Loan Account over the Modified Policy Debt after the repayment will be included in the termination proceeds.

Except as noted below in the Loan Repayments section, amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Guaranteed Interest Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

Loan Account Illustration. (Dollar amounts in this illustration have been rounded to the nearest dollar.) The operation of the Loan Account may be illustrated by consideration of a Policy with a loan value of $5,000, a loan interest rate of 5.75%, and a maximum loan amount on a policy anniversary of $4,917. For purposes of the illustration, assume that the Select Loan Amount is zero. If a loan in the maximum amount of $4,917 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,200 ($5,000 X 1.04) reflecting interest credited at an effective annual rate of 4.0%. At that time the loan will have accrued interest charges of $283 ($4,917 X .0575), bringing the Policy Debt to $5,200.

If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,917, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the Loan Account to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt. Since the Loan Account value was $5,200, a transfer of $200 will be required ($5,200 - $5,000).

If, however, the accrued interest charges of $283 are borrowed, an amount will be transferred from the Investment Accounts and the Guaranteed Interest Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $299 ($5,200 X .0575), discounted at 4%, which results in a figure of $5,288. Since the value of the Loan Account was $5,200, a transfer of $88 will be required. This amount is equivalent to the 1.75% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

Loan Repayments. Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and a transfer is made to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account at that time equals the Modified Policy Debt. Loan repayments will first be allocated to the Guaranteed Interest Account until the associated loan sub-account is reduced to zero. Loan repayments will then be allocated to each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

Partial Withdrawals And Surrenders

After a Policy has been in force for two policy years, the policyowner may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. The policyowner should specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.

A partial withdrawal made during the Surrender Charge Period will usually result in the assessment of a portion of the surrender charges to which the Policy is subject (see Charges And Deductions -- "Surrender Charges") if the withdrawal is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value determined as of the previous policy anniversary. The portion of a partial withdrawal that is considered to be in excess of the Withdrawal Tier Amount includes all previous partial withdrawals that have occurred in the current policy year. If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. See Charges And Deductions -- Surrender Charges (Charges On Partial Withdrawals).

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy during the Surrender Charge Period will usually result in the assessment by Manufacturers Life of America of surrender charges. See Charges And Deductions -- "Surrender Charges."

Charges And Deductions

Charges under the Policy are assessed as (i) deductions from premiums, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or lapse, (iii) monthly deductions, and (iv) other charges. These charges are described below.

Deductions From Premiums

Manufacturers Life of America deducts a charge of 2.35% of each premium payment for state and local taxes. State and local taxes differ from state to state. The 2.35% rate is expected to be sufficient, on average, to pay state and local taxes where required. Manufacturers Life of America also deducts a charge of 1.25% of each premium payment for federal taxes, an amount which is also expected to be sufficient to pay federal taxes. However, if Manufacturers Life of America incurs higher charges for state, local or federal taxes, or any other taxes are incurred, it may make a charge for those taxes in addition to the deductions for federal, state or local taxes currently being made from premium payments.

Surrender Charges

Manufacturers Life of America will assess surrender charges upon surrender, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, a requested decrease in face amount, or lapse. The charges will usually be assessed if any of the above transactions occurs within the Surrender Charge Period unless the charges have been previously deducted. There are two surrender charges -- a deferred underwriting charge and a deferred sales charge.

Deferred Underwriting Charge. The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially purchased or added by increase. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by varying rates depending upon the life insured's issue age until the charge has decreased to zero. The applicable percentage of the deferred underwriting charges to which the Policy is subject is illustrated by the following table:

Table 1: Deferred Underwriting Charges


Transaction Occurs After
Monthly Deduction Taken
for Last Month Preceding  Percent of Deferred Underwriting Charges by Issue Age*
     End of Month*                              Age

Month                    0-50         51         52         53         54        55+
 12                       100%       100%       100%       100%       100%       100%
 24                       100%       100%       100%       100%       100%       100%
 36                       100%       100%       100%       100%       100%       100%
 48                       100%       100%       100%       100%       100%       100%
 60                       100%       100%       100%       100%       100%       100%
 72                        90%     88.89%     87.50%     85.71%     83.33%     80.00%
 84                        80%     77.78%     75.00%     71.43%     66.67%     60.00%
 96                        70%     66.67%     62.50%     57.14%     50.00%     40.00%
108                        60%     55.56%     50.00%     42.86%     33.33%     20.00%
120                        50%     44.44%     37.50%     28.57%     16.67%         0%
132                        40%     33.33%     25.00%     14.28%         0%
144                        30%     22.22%     12.50%         0%
156                        20%     11.11%         0%
168                        10%         0%
180                         0%


*  Months not shown may be calculated by interpolation.

The deferred underwriting charge is designed to cover the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records. Manufacturers Life of America does not expect to recover from the deferred underwriting charge any amount in excess of its expenses associated with underwriting and policy issue.

Deferred Sales Charge. The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. This charge compensates the Company for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

The deferred sales charge deducted in any policy year is not specifically related to sales expenses incurred in that year. Instead, the Company expects that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the deferred sales charge might be deducted up to fifteen years later. Manufacturers Life of America anticipates that the aggregate amounts received under the Policies for sales charges will be insufficient to cover aggregate sales expenses. To the extent that sales expenses exceed sales charges, Manufacturers Life of America will pay the excess from its other assets or surplus, including amounts derived from the mortality and expense risks charge described below. Manufacturers Life of America may forego deducting a portion of the deferred sales charge if the Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase. See Surrender Charges (Sales Charge Limitation) below.

The Target Premium for the initial face amount is specified in the Policy. A Target Premium will be computed for each increase in face amount above the highest face amount of coverage previously in effect, and the policyowner will be advised of each new Target Premium. Target Premiums depend upon the face amount of insurance provided at issue or by an increase and the issue age and sex (unless unisex rates are required by law) of the life insured. The maximum number of Target Premiums subject to the deferred sales charge varies, based on the issue age of the life insured, the face amount at issue and the amount of any increase, according to the following tables:

Table 2: Number of Target Premiums Subject to Deferred Sales Charge for Policies Issued prior to July 10, 1995
(Applicable to the Initial Face Amount and Increases)


        $250,000   Under         $250,000   Under         $250,000   Under
   Age  or More   $250,000  Age  or More   $250,000  Age  or More   $250,000
   ---  --------  --------  ---  --------  --------  ---  --------  --------

   *0     -0.031    -0.039   30     1.319     1.648   60     2.356     2.945
   *1     -0.144    -0.180   31     1.366     1.707   61     2.375     2.968
   *2     -0.081    -0.102   32     1.415     1.768   62     2.399     2.998
   *3     -0.020    -0.025   33     1.459     1.823   63     2.425     3.031
    4      0.037     0.046   34     1.503     1.878   64     2.380     2.975
    5      0.096     0.120   35     1.542     1.927   65     2.269     2.836
    6      0.166     0.207   36     1.590     1.987   66     2.124     2.655
    7      0.221     0.276   37     1.633     2.041   67     2.006     2.507
    8      0.281     0.351   38     1.672     2.090   68     1.888     2.360
    9      0.340     0.425   39     1.718     2.147   69     1.787     2.233
   10      0.391     0.488   40     1.756     2.195   70     1.691     2.113
   11      0.453     0.566   41     1.790     2.237   71     1.592     1.990
   12      0.514     0.642   42     1.832     2.290   72     1.494     1.867
   13      0.560     0.700   43     1.869     2.336   73     1.396     1.745
   14      0.614     0.767   44     1.904     2.380   74     1.317     1.646
   15      0.560     0.700   45     1.937     2.421   75     1.241     1.551
   16      0.606     0.757   46     1.969     2.461   76     1.162     1.452
   17      0.658     0.822   47     2.000     2.500   77     1.084     1.355
   18      0.718     0.897   48     2.032     2.540   78     1.010     1.262
   19      0.767     0.958   49     2.062     2.577   79     0.946     1.182
   20      0.817     1.021   50     2.093     2.616   80     0.887     1.108
   21      0.870     1.087   51     2.123     2.653   81     0.831     1.038
   22      0.924     1.155   52     2.154     2.692   82     0.779     0.973
   23      0.973     1.216   53     2.182     2.727   83     0.733     0.916
   24      1.026     1.282   54     2.211     2.763   84     0.688     0.860
   25      1.075     1.343   55     2.234     2.792   85     0.646     0.807
   26      1.125     1.406   56     2.259     2.823   86     0.606     0.757
   27      1.177     1.471   57     2.284     2.855   87     0.567     0.708
   28      1.228     1.535   58     2.307     2.883   88     0.530     0.662
   29      1.274     1.592   59     2.333     2.916   89     0.493     0.616
   90      0.484     0.605


*A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

Table 3: Number of Target Premiums Subject to Deferred Sales Charge for Policies Issued on or after July 10, 1995 (Applicable to the Initial Face Amount and Increases)


        $250,000   Under         $250,000   Under         $250,000   Under
   Age  or More   $250,000  Age  or More   $250,000  Age  or More   $250,000
   ---  --------  --------  ---  --------  --------  ---  --------  --------

   *0     -0.031    -0.039   30     1.319     1.648   60     2.356     2.945
   *1     -0.144    -0.180   31     1.366     1.707   61     2.375     2.968
   *2     -0.081    -0.102   32     1.415     1.768   62     2.399     2.998
   *3     -0.020    -0.025   33     1.459     1.823   63     2.425     3.031
    4      0.037     0.046   34     1.503     1.878   64     2.367     2.959
    5      0.096     0.120   35     1.542     1.927   65     2.259     2.824
    6      0.166     0.207   36     1.590     1.987   66     2.113     2.641
    7      0.221     0.276   37     1.633     2.041   67     1.992     2.490
    8      0.281     0.351   38     1.672     2.090   68     1.875     2.344
    9      0.340     0.425   39     1.718     2.147   69     1.777     2.222
   10      0.391     0.488   40     1.756     2.195   70     1.679     2.099
   11      0.453     0.566   41     1.790     2.237   71     1.583     1.979
   12      0.514     0.642   42     1.832     2.290   72     1.486     1.857
   13      0.560     0.700   43     1.869     2.336   73     1.392     1.740
   14      0.614     0.767   44     1.904     2.380   74     1.315     1.644
   15      0.560     0.700   45     1.937     2.421   75     1.238     1.547
   16      0.606     0.757   46     1.969     2.461   76     1.161     1.451
   17      0.658     0.822   47     2.000     2.500   77     1.083     1.354
   18      0.718     0.897   48     2.032     2.540   78     1.007     1.259
   19      0.767     0.958   49     2.062     2.577   79     0.945     1.182
   20      0.817     1.021   50     2.093     2.616   80     0.885     1.106
   21      0.870     1.087   51     2.123     2.653   81     0.829     1.037
   22      0.924     1.155   52     2.154     2.692   82     0.779     0.973
   23      0.973     1.216   53     2.182     2.727   83     0.732     0.915
   24      1.026     1.282   54     2.211     2.763   84     0.687     0.859
   25      1.075     1.343   55     2.234     2.792   85     0.644     0.806
   26      1.125     1.406   56     2.259     2.823   86     0.604     0.755
   27      1.177     1.471   57     2.284     2.855   87     0.566     0.708
   28      1.228     1.535   58     2.307     2.883   88     0.529     0.661
   29      1.274     1.592   59     2.333     2.916   89     0.493     0.616
   90      0.484     0.605


*A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

Except for surrenders to which the sales charge limitation provisions described below apply, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period, there is no deferred sales charge. The tables to be used to reduce the applicable deferred sales charge during the Surrender Charge Period are set forth in Appendix C to this Prospectus. The applicable table will be set forth in each Policy and the policyowner will be informed of the table to be used in connection with sales charges on increases in face amount.

In order to determine the deferred sales charge applicable to a face amount increase, Manufacturers Life of America will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid on or subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the "guideline annual premium" for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

A "guideline annual premium" is a hypothetical amount based on S.E.C. rules that is used to measure the maximum amount of the deferred sales charge that may be imposed upon surrender, partial withdrawal, a decrease in face amount or lapse during the first two years after issuance or after an increase in face amount.

The following example illustrates how deferred underwriting and deferred sales charges are calculated using data from Tables 1, 2 and 3 above and from the tables in Appendix C.

Assume a 36-year-old male (standard risk) whose Policy was issued prior to July 10, 1995, at age 30, and who has paid $9,000 in premiums under a Policy with a Target Premium of $1,500 and a face amount of $100,000 surrenders his Policy during the last month of the sixth policy year.

A deferred underwriting charge of $540 would be assessed. The maximum deferred underwriting charge of $600 ($6 per $1,000 of face amount X 100) would be multiplied by the 90% listed in Table 1 as applicable to surrenders during the last month of the sixth policy year [90% X ($6 X 100) = $540].

A deferred sales charge of $1,192.74 would also be assessed. According to Table 2, the maximum number of Target Premiums subject to the deferred sales charge for a person who was 30 years old when his or her Policy with a face amount less than $250,000 was issued would be 1.648. Thus $2,472 (1.648 X $1,500) would be the maximum amount of premiums subject to the 50% sales charge, producing a maximum sales charge of $1,236 (50% X $2,472 = $1,236). Because the surrender occurs during the last month of the sixth policy year, only 96.50% (from the table in Appendix C for issue age 30) of the maximum sales charge remains applicable [96.50% X (.50 X 1.648 X $1,500) = $1,192.74].

Sales Charge Limitation.If a Policy is surrendered or its face amount decreased at any time during the first two years after issuance or after an increase in face amount, Manufacturers Life of America will forego taking that part of the deferred sales charge with respect to "premiums" paid for the initial face amount or such increase (including the portion of Policy Value treated as premiums for the increase, as described above), whichever is applicable, which exceeds the sum of (i) 30% of the premiums paid up to the lesser of one guideline annual premium or the maximum amount of premiums subject to the deferred sales charge plus (ii) 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of two guideline annual premiums or the maximum amount of premiums subject to the deferred sales charge, plus (iii) 9% of the premiums paid in excess of two guideline annual premiums up to the maximum amount of premiums subject to the deferred sales charge.

The operation of the sales charge limitation for Policies issued prior to July 10, 1995 is illustrated by the following example. A 67-year-old male non-smoker purchased a Policy with a face amount in excess of $250,000 when he was age 65. He has paid $30,000 in premiums under the Policy and it has a guideline annual premium (GAP) of $15,997 and a Target Premium (TP) of $11,835. He surrenders his policy during the second policy year. In the absence of the sales charge limitation, the maximum deferred sales charge would be 50% of the lesser of premiums paid ($30,000) or the maximum amount of premiums subject to the deferred sales charge (TP X Maximum Number of TP's = $11,835 X 2.269 = $26,854), which results in 50% of $26,854 (the "Maximum Chargeable Amount" or "MCA") or $13,427 as the maximum deferred sales charge. However, under the formula described above, the maximum sales charge allowable would be $5,885. This is calculated as the sum of:

(i)   30% of one GAP, or $4,799 [.30 X $15,997 = $4,799], because one GAP
      ($15,997) is less than premiums paid ($30,000) and less than the MCA ($26,854);

plus

(ii)  10% of the MCA in excess of one GAP, or $1,086 (.10 X $10,857 = $1,086)
      because the MCA in excess of one GAP ($26,854 - $15,997 = $10,857) is less than premiums paid in excess of one GAP ($30,000 - $15,997 = $14,003) and less than the amount of a second GAP ($15,997);

plus

(iii) $0, because no premiums in excess of two GAPs were paid and would not have been chargeable in any event, as the MCA was less than two GAPs.

Thus, (i) $4,799 plus (ii) $1,086 plus (iii) $0 equals $5,885, the maximum sales charge allowable.

If the Policy in the foregoing example were issued on or after July 10, 1995, the maximum sales charge allowable would be $5,873 because the maximum amount of Target Premiums subject to the deferred sales charge would be 2.259 (from Table 3) instead of 2.269 (from Table 2).

Since a deferred sales charge is deducted when a Policy terminates for failure to make the required payment following the Policy's going into default, the sales charge limitation will apply if the termination occurs during the two-year period following issuance or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the sales charge limitation will relate only to the sales charges applicable to the increase.

Charges On Partial Withdrawals. Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals, or a requested decrease in face amount. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal in excess of the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy less the Withdrawal Tier Amount immediately prior to the withdrawal. The surrender charges will be deducted from each Investment Account and the Guaranteed Interest Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal. If the amount in the account is insufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account. Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be cancelled based on the value of such units determined at the end of the Business Day on which Manufacturers Life of America receives a written request for withdrawal at its Service Office.

If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit -- "Death Benefit Options" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount. Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

Charges On Decreases In Face Amount. As with partial withdrawals, a portion of a Policy's surrender charges will be deducted upon a decrease, or a cancellation of an increase, in face amount requested by the policyowner.
Since surrender charges are determined separately for the initial face amount and each face amount increase, and since a decrease in face amount will have a different impact on each level of insurance coverage, the portion of the surrender charges to be deducted with respect to each level of insurance coverage will be determined separately. Such portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction.

As noted under Insurance Benefit -- "Face Amount Changes," decreases are applied to the most recent increase first and thereafter to the next most recent increases successively. The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

Charges Remaining After Face Amount Decreases Or Partial Withdrawals. Each time a pro-rata deferred underwriting charge or a pro-rata deferred sales charge for a face amount decrease or for a partial withdrawal is deducted, the remaining deferred underwriting charge and deferred sales charge will be reduced proportionately.

The remaining deferred underwriting charge will be calculated using Table 1 above. The actual remaining charge will be the result of (a) divided by (b), multiplied by (c), where:

(a) is the grading percentage applicable to the life insured's issue age and Policy duration;

(b) is the grading percentage applicable to the life insured's issued age at the time of the last face amount decrease or partial withdrawal; and

(c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred underwriting charge deducted for that face amount decrease or partial withdrawal.

The remaining deferred sales charge will be calculated using Table 2 above and Appendix C. The actual remaining charge will be the result of (a) divided by
(b), multiplied by (c), where:

(a)  is the grading percentage applicable to the Policy duration;

(b) is the grading percentage at the time of the last face amount decrease or partial withdrawal; and

(c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred sales charge deducted for that face amount decrease or partial withdrawal.

Until the sum of premiums paid equals or exceeds the number of Target Premiums subject to deferred sales charge multiplied by the Target Premium, subsequent premium payments will increase the remaining deferred sales charge.

Monthly Deductions

Each month a deduction consisting of an administration charge, a charge for the cost of insurance, a charge for mortality and expense risks, and charge(s) for any supplementary benefit(s) (see Other Provisions -- "Supplementary Benefits") is deducted from Policy Value. The monthly deduction will be allocated among the

Investment Accounts and (other than the mortality and expense risks charge) the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due.
If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

Administration Charge

The monthly administration charge is $35 plus $.01 per $1,000 of face amount until the first anniversary and, thereafter, $10 plus $.01 per $1,000 of face amount. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy. Manufacturers Life of America does not expect to recover from the monthly administration charge any amount in excess of its accumulated administrative expenses relating to the Policies and the Separate Account.

Cost Of Insurance Charge

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate is based on the life insured's issue age, the duration of the coverage, sex (unless unisex rates are required by law), risk class, and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Special Provisions For Group Or Sponsored Arrangements"), the face amount of the Policy. See Miscellaneous Matters -- "Legal Considerations." The rate is determined separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age. Any additional ratings as indicated in the Policy will be added to the cost of insurance rate.

The cost of insurance rates used by Manufacturers Life of America reflect its expectations as to future mortality experience as based on current experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of life insureds. In no event will the cost of insurance rate exceed the guaranteed rate set forth in the Policy except to the extent that an extra rate is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Special Provisions For Group Or Sponsored Arrangements"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

If requested by the applicant, Manufacturers Life of America may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

The State of Montana currently prohibits the issuance of policies with assumptions that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents.

The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, the net amount at risk will be calculated separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

Mortality And Expense Risks Charge

Manufacturers Life of America deducts a monthly charge from the Policy Value for the mortality and expense risks it assumes under the Policies. This charge is made at the beginning of each policy month at an annual rate of .90% through the later of the tenth anniversary of the Policy and the policyowner's attained age of 60 and, thereafter, .45%. It is assessed against the value of the policyowner's Investment Accounts by cancellation of units in the same proportion as the value of each Investment Account bears to the total value of the Investment Accounts. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than the Company estimated. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

Other Charges

Currently, Manufacturers Life of America makes no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge therefor, in addition to the deductions for federal, state or local taxes currently being made from premium payments.

Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a policy year and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."


The Separate Account purchases shares of Portfolios at net asset value. The net asset value of those shares reflects:


(i) an investment management fee of 1.05% assessed against the assets of the Emerging Growth Trust

(ii) an investment management fee of .70% assessed against the assets of the Common Stock Trust*

(iii) an investment management fee of .70% assessed against the assets of the Real Estate Securities Trust*

(iv) an investment management fee of .80% assessed against the assets of the Balanced Trust

(v) an investment management fee of .65% assessed against the assets of the Capital Growth Bond Trust*

(vi) an investment management fee of .50% assessed against the assets of the Money Market Trust

(vii) an investment management fee of 1.05% assessed against the assets of the International Stock Trust

(viii) an investment management fee of .85% assessed against the assets of the Pacific Rim Emerging Markets Trust

(ix) an investment management fee of .25% assessed against the assets of the Equity Index Trust

(x) an investment management fee of .925% assessed against the assets of the Blue Chip Growth Trust

(xi) an investment management fee of 1.10% assessed against the assets of the International Small Cap Trust

(xii) an investment management fee of .80% assessed against the assets of the Equity-Income Trust;

(xiii) an investment management fee of .65% assessed against the assets of the U.S. Government Securities Trust;

(xiv) an investment management fee of .75% assessed against the assets of the Growth and Income Trust;

(xv) an investment management fee of .75% assessed against assets of the Equity Trust;

(xvi) an investment management fee of .75% assessed against the assets of the Conservative Asset Allocation Trust;

(xvii) investment management fee of .75% assessed against the assets of the Moderate Asset Allocation Trust;

(xviii) investment management fee of .75% assessed against the assets of the Aggressive Asset Allocation Trust; and

(xix) expenses of up to .75% assessed against the assets of the Pacific Rim Emerging Markets Trust and International Stock Trust

(xx)     expenses of up to .15% assessed against the assets of the Equity Index
         Trust

(xxi)    expenses of up to .50% assessed against the assets of all other Trusts*

(xxii)   other expenses already deducted from the assets of the NASL Trusts



*NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning the effective date of this prospectus to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.


Detailed information concerning such fees and expenses is set forth under the caption "Management Of The Funds" in the Prospectus for the Manulife Series Fund that accompanies this Prospectus and under the caption "Management of The Trust" in the Prospectus for the NASL Series Trust that accompanies this Prospectus.

Special Provisions For Group Or Sponsored Arrangements

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

The charges and deductions described above may be reduced for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to employees, officers, directors, agents, immediate family members of the foregoing, and employees of agents of Manufacturers Life and its subsidiaries. Manufacturers Life of America will reduce the above charges and deductions in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request increases or decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount.

Special Provisions For Exchanges

Manufacturers Life of America will permit owners of certain life insurance policies issued either by the Company or Manufacturers Life to exchange their policies for the Policies described in this prospectus. Charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Owners of certain policies may be entitled to convert their policies to the Policies described in this prospectus. If they elect to convert, they may receive a credit upon conversion in an amount up to their first-year premium. Policy loans made under policies being exchanged may, in some circumstances, be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

The General Account

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in its separate accounts. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

A policyowner may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions. See Policy Values -- "Transfers Of Policy Value" and "Policy Value." Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. However, an allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. The Company may, at its sole discretion, credit a higher rate of interest, although it is not obligated to do so. The policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

Other General Policy Provisions

Policy Default

Unless the Death Benefit Guarantee is in effect, a Policy will go into default if the Policy's Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly deductions then due. Manufacturers Life of America will notify the policyowner of the default and will allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and at the beginning of each of the two policy months thereafter, based on the Policy Value at the date of default. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value (subject to any applicable limitation on surrender charges; see Charges And Deductions -- "Surrender Charges") as of the date of default less the monthly deductions then due will be paid to the policyowner. If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

Policy Reinstatement

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)  The life insured's risk class is standard or preferred.

(b)  The life insured's attained age is less than 46.

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) The Policy must not have been surrendered for its Net Cash Surrender Value at the request of the policyowner;

(b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to it;

(c) A premium equal to the payment required during the 61-day grace period following default to keep the Policy in force is paid to Manufacturers Life of America; and

(d) An amount equal to any amounts paid by Manufacturers Life of America in connection with the termination of the Policy is repaid to Manufacturers Life of America.

If the reinstatement is approved, the date of reinstatement will be the later of the date of the policyowner's written request or the date the required payment is received at the Manufacturers Life of America Service Office.

Miscellaneous Policy Provisions

Beneficiary. One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

Incontestability. Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the issue date. It will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

Misstatement Of Age Or Sex. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex (unless unisex rates are required by law).

Suicide Exclusion. If the life insured, whether sane or insane, dies by suicide within two years from the issue date, Manufacturers Life of America will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within two years after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

Assignment. Manufacturers Life of America will not be bound by an assignment until it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

Other Provisions

Supplementary Benefits

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing term insurance for additional insureds, providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, guaranteeing the Policy Value, accelerating benefits in the event of terminal illness, and, in the case of corporate-owned Policies, permitting a change of the life insured. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. See Charges And Deductions -- "Monthly Deductions."

Payment Of Proceeds

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment.

The Company may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on the Guaranteed Interest Account value for up to six months; otherwise the Company may delay payment for any period during which (i) the New York Stock Exchange is closed for trading (except for normal holiday closings) or trading on the Exchange is otherwise restricted; or (ii) an emergency exists as defined by the S.E.C. or the S.E.C. requires that trading be restricted; or (iii) the S.E.C. permits a delay for the protection of policyowners. Also, transfers may be denied under the circumstances stated in clauses (i), (ii) and (iii) above and under the circumstances previously set forth. See Policy Values -- "Transfers Of Policy Value."

Reports To Policyowners

Within 30 days after each policy anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last statement, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

Within 10 days after any transaction involving purchase, sale, or transfer of units of Investment Accounts, a confirmation statement will be sent.


Each policyowner will also be sent an annual and a semi-annual report for NASL Series Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

Miscellaneous Matters

Portfolio Share Substitution

Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Funds may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason.
In that event, Manufacturers Life of America may seek to substitute the shares of another Fund or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

Manufacturers Life of America also reserves the right to combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

The investment objectives of the Separate Account will not be changed materially without first filing the change with the Insurance Commissioner of the State of Michigan. Policyowners will be advised of any such change at the time it is made.

Federal Income Tax Considerations

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on its tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

Tax Status Of The Policy

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.


Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through NASL Series Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how NASL Series Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.


In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and Policy Values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment Of Policy Benefits

In General. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is received which would cause the Policy to become a Modified Endowment Contract (MEC) within 23 days of the next policy anniversary, the Company will not apply the portion of the premium which would cause MEC status (excess premium) to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next policy anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, the policyowner acknowledges that the Policy is or will become a MEC, excess premiums that would cause MEC status will be credited as of the date received.


Further, if a transaction occurs which reduces the face amount of the Policy during the first seven years, the Policy will be retested retroactive to the date of purchase to determine compliance with the seven pay test based on the lower face amount. As well, if a reduction of the face amount occurs within seven years of a material change, the Policy will be retested for compliance retroactive to the date of the material change. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

Distributions From Policies Classified As Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loans taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

Distributions From Policies Not Classified As Modified Endowment Contracts. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy

(described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner. Select Loans may, however, be treated as a distribution.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10% additional tax.

Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by that taxpayer will not be tax deductible to the extent the aggregate amount of such loans with respect to contracts covering such individual exceeds $50,000. The deduction of interest on Policy loans may also be subject to other restrictions under Section 264 of the Code.

Investment In The Policy. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

Multiple Policies. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

The Company's Taxes

As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. The Company makes a charge to premiums to compensate it for the anticipated higher corporate income taxes.

At the present time, the Company makes no charge to the Separate Account for any federal, state or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

Distribution Of The Policy

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. A registered representative will receive first-year commissions not to exceed 50% of premiums paid up to the Target Premium, commissions of 2% of premiums in excess thereof and, after the third anniversary, 0.15% of the Policy Value per annum. In addition representatives will be eligible for bonuses of up to 90% of first-year commissions. Representatives who meet certain standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

Responsibilities Assumed By Manufacturers Life

Manufacturers Life has entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life for all sales commissions paid by Manufacturers Life and will pay Manufacturers Life for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life has also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers Life has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement Manufacturers Life of America will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers Life of America may also consider reinsuring any non-aviation risks in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

Voting Rights


As stated above, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts.


Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.


The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding NASL Trust. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.


Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

Directors and Officers of Manufacturers Life of America

The Directors and Officers of Manufacturers Life of America, together with their principal occupations during the past few years, are as follows:

                     Position With
                     Manufacturers Life
Name                 of America              Principal Occupation
------------------   --------------------    --------------------------------



Sandra M. Cotter     Director                Attorney 1989-present, Dykema
   (34)                                      Gossett

James D. Gallagher   Director, Secretary,    Vice President, Legal Services
   (42)              and General Counsel     --January 1996-present, The
                                             Manufacturers Life Insurance
                                             Company; Vice President,
                                             Secretary and General Counsel--
                                             1994-present, North American
                                             Security Life; Vice President
                                             and Associate General Counsel--
                                             1991-1994, The Prudential
                                             Insurance Company of America

Bruce Gordon         Director                Vice President, U.S. Operations
   (53)                                      - Pensions -- 1990-present, The
                                             Manufacturers Life Insurance
                                             Company

Donald A. Guloien    Director and President  Senior Vice President, Business
   (39)                                      Development 1994-present, The
                                             Manufacturers Life Insurance
                                             Company; Vice President, U.S.
                                             Individual Business -- 1990-1994,
                                             The Manufacturers Life Insurance
                                             Company


                     Position With
                     Manufacturers Life
Name                 of America              Principal Occupation
------------------   --------------------    --------------------------------

Theodore Kilkuskie,  Director                Vice President, U.S. Individual
   Jr. (41)                                  Insurance -- June 1995-present,
                                             The Manufacturers Life Insurance
                                             Company; Executive Vice President,
                                             Mutual Funds -- January 1995-May 1995,
                                             State Street Research; Vice President,
                                             Mutual Funds -- 1987-1994, Metropolitan
                                             Life Insurance Company

Joseph J. Pietroski  Director                Senior Vice President, General
   (58)                                      Counsel and Corporate Secretary --
                                             1988-present, The Manufacturers
                                             Life Insurance Company

John D. Richardson   Chairman and Director   Senior Vice President and General
   (58)                                      Manager, U.S. Operations
                                             1995-present, The Manufacturers
                                             Life Insurance Company; Senior
                                             Vice President and General
                                             Manager, Canadian Operations
                                             1992-1994, The Manufacturers Life
                                             Insurance Company; Senior Vice
                                             President, Financial Services
                                             1992, The Manufacturers Life
                                             Chairman and CFO -- 1989-1991,
                                             Canada Trust

John R. Ostler       Vice President, Chief   Financial Vice President -- 1992-
   (43)              Actuary and Treasurer   present, The Manufacturers Life
                                             Insurance Company; Vice President,
                                             Insurance Products -- 1990-1992,
                                             The Manufacturers Life Insurance
                                             Company


                     Position With
                     Manufacturers Life
Name                 of America              Principal Occupation
------------------   --------------------    --------------------------------

Douglas H. Myers     Vice President,         Assistant Vice President and
   (42)              Finance and Compliance  Controller, U.S. Operations --
                     Controller              1988-present, The Manufacturers
                                             Life Insurance Company

Hugh McHaffie        Vice President          Vice President & Product Actuary --
   (37)                                      June 1990-present, North American
                                             Security Life


State Regulations

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Pending Litigation


No litigation is pending that would have a material effect upon the Separate Account or NASL Series Trust.


Additional Information

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the cover page of this prospectus.

Legal Matters

The legal validity of the policies has been passed on by Stephen C. Nesbitt, Esq., former Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C., has passed on certain matters relating to the federal securities laws.

Experts


The financial statements for the period ended December 31, 1995 of The Manufacturers Life Insurance Company of America and of The Manufacturers Life Insurance Company of America Separate Account Three appearing in this prospectus have been audited by Ernst & Young, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

THE FOLLOWING FINANCIAL STATEMENTS OF SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA AND THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED SEPTEMBER 30, 1996 ARE UNAUDITED.

TO BE FILED BY AMENDMENT

Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
     Company of America

We have audited the statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America (comprising, respectively, the Emerging Growth Equity Sub-Account, Common Stock Sub-Account, Real Estate Securities Sub-Account, Balanced Assets Sub-Account, Capital Growth Bond Sub-Account, Money Markets Sub-Account, International Sub-Account and Pacific Rim Emerging Markets Sub-Account) as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods presented herein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.


                                                   Ernst & Young LLP


February 2, 1996                                   ERNST & YOUNG LLP
Philadelphia, Pennsylvania

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                      Statement of Assets and Liabilities

                               December 31, 1995


                                                                                                  REAL ESTATE
                                                   EMERGING GROWTH          COMMON STOCK          SECURITIES      BALANCED ASSETS
                                                  EQUITY SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                  ------------------        ------------          -----------     ---------------
ASSETS
Investment in Manulife Series Fund, Inc.--
  at market value:
    Emerging Growth Equity Fund,
      1,503,318 shares (cost $29,944,573)            $34,739,484
    Common Stock Fund,
      899,788 shares (cost $13,242,646)                                     $15,538,587
    Real Estate Securities Fund,
      632,442 shares (cost $8,803,902)                                                             $9,551,936
    Balanced Assets Fund,
      1,347,671 shares (cost $20,423,372)                                                                           $23,116,748
    Capital Growth Bond Fund,
      925,335 shares (cost $10,299,253)
    Money Market Fund,
      1,065,704 shares (cost $11,317,951)
    International Fund,
      232,902 shares (cost $2,384,926)
    Pacific Rim Emerging Markets Fund,
      154,166 shares (cost $1,507,605)
                                                     -----------            -----------            ----------       -----------
                                                      34,739,484             15,538,587             9,551,936        23,116,748

Receivable for policy-related
  transactions                                           107,039                124,161                 5,514            16,900
                                                     -----------            -----------            ----------       -----------

Net assets                                           $34,846,523            $15,662,748            $9,557,450       $23,133,738
                                                     ===========            ===========            ==========       ===========
Units outstanding                                        994,478                697,983               386,785         1,147,507
                                                     ===========            ===========            ==========       ===========
Net asset value per unit                             $     35.04            $     22.44            $    24.71       $     20.16
                                                     ===========            ===========            ==========       ===========

See accompanying notes.

                                                                                                     PACIFIC RIM
                                                CAPITAL GROWTH     MONEY MARKET    INTERNATIONAL   EMERGING MARKETS
                                               BOND SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT           TOTAL
                                               ----------------    ------------    -------------   ----------------         -----
ASSETS
Investment in Manulife Series Fund, Inc.--
 at market value:
  Emerging Growth Equity Fund,
   1,503,318 shares (cost $29,944,573)                                                                                  $34,739,484
  Common Stock Fund,
   899,788 shares (cost $13,242,646)                                                                                     15,538,587
  Real Estate Securities Fund,
   632,442 shares (cost $8,803,902)                                                                                       9,551,936
  Balanced Assets Fund,
   1,347,671 shares (cost $20,423,372)                                                                                   23,116,748
  Capital Growth Bond Fund,
   925,335 shares (cost $10,299,253)            $10,453,051                                                              10,453,051
  Money Market Fund,
   1,065,704 shares (cost $11,317,951)                             $11,551,671                                           11,551,671
  International Fund,
   232,902 shares (cost $2,384,926)                                                 $2,484,703                            2,484,703
  Pacific Rim Emerging Markets Fund,
   154,166 shares (cost $1,507,605)                                                                  $1,596,461           1,596,461
                                                -----------        -----------      ----------       ----------        ------------
                                                 10,453,051         11,551,671       2,484,703        1,596,461         109,032,641


Receivable for policy-related
  transactions                                       21,101          1,473,716          49,665           71,296           1,869,482
                                                -----------        -----------      ----------       ----------        ------------
Net assets                                      $10,474,152        $13,025,387      $2,534,368       $1,667,757        $110,902,123
                                                ===========        ===========      ==========       ==========        ============
Units outstanding                                   550,981            825,436         233,582          158,081
                                                ===========        ===========      ==========       ==========

Net asset value per unit                        $     19.01        $     15.78      $    10.85       $    10.55


                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                            Statement of Operations

                          Year ended December 31, 1995


                                                 EMERGING GROWTH      COMMON STOCK    REAL ESTATE SECURITIES    BALANCED ASSETS
                                                EQUITY SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                ------------------    ------------    ----------------------    ---------------
Investment income:
  Dividend income                                  $  721,489        $       --           $  142,066              $   24,806
                                                   ----------        ----------           ----------              ----------
Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from
     security transactions:
      Proceeds from sales                           1,274,886           798,694              812,232                 739,327
      Cost of securities sold                       1,068,731           804,887              830,335                 769,053
                                                   ----------        ----------           ----------              ----------
Net realized gain (loss)                              206,155            (6,193)             (18,103)                (29,726)
                                                   ----------        ----------           ----------              ----------

Unrealized appreciation (depreciation)
 of investments:
   Beginning of year                                   78,088          (438,289)            (280,544)             (1,064,130)
   End of year                                      4,794,911         2,295,941              748,034               2,693,376
                                                   ----------        ----------           ----------              ----------
Net unrealized appreciation during the year         4,716,823         2,734,230            1,028,578               3,757,506
                                                   ----------        ----------           ----------              ----------
Net realized and unrealized gain
  on investments                                    4,922,978         2,728,037            1,010,475               3,727,780
                                                   ----------        ----------           ----------              ----------
Net increase in net assets derived
  from operations                                  $5,644,467        $2,728,037           $1,152,541              $3,752,586
                                                   ==========        ==========           ==========              ==========

See accompanying notes.

                                                                                            PACIFIC RIM
                                            CAPITAL GROWTH   MONEY MARKET  INTERNATIONAL  EMERGING MARKETS
                                           BOND SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        TOTAL
                                           ----------------  ------------  -------------  ----------------     -----
Investment income:
  Dividend income                             $  726,517     $     468       $ 59,169         $  19,281    $ 1,693,796
                                              ----------     ---------       --------         ---------    -----------
Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from
      security transactions:
        Proceeds from sales                      798,441     8,849,535        344,439           335,955     13,953,509
        Cost of securities sold                  830,096     8,634,234        334,542           329,373     13,601,251
Net realized gain (loss)                         (31,655)      215,301          9,897             6,582        352,258
                                              ----------     ---------       --------         ---------    -----------

Unrealized appreciation (depreciation)
  of investments:
    Beginning of year                           (542,982)      (75,010)        (3,406)           (8,633)    (2,334,906)
    End of year                                  153,798       233,720         99,777            88,856     11,108,413
                                              ----------     ---------       --------         ---------    -----------
Net unrealized appreciation during the year      696,780       308,730        103,183            97,489     13,443,319
                                              ----------     ---------       --------         ---------    -----------
Net realized and unrealized gain
  on investments                                 665,125       524,031        113,080           104,071     13,795,577
                                              ----------     ---------       --------         ---------    -----------
Net increase in net assets derived
  from operations                             $1,391,642     $ 524,499       $172,249         $ 123,352    $15,489,373
                                              ==========     =========       ========         =========    ===========

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                      Statements of Changes in Net Assets

                     Years ended December 31, 1995 and 1994


                                    EMERGING GROWTH               COMMON STOCK            REAL ESTATE SECURITIES
                                   EQUITY SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
                                   ------------------             ------------            ----------------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                DEC. 31/95    DEC. 31/94    DEC. 31/95    DEC. 31/94     DEC. 31/95    DEC. 31/94
                                ----------    ----------    ----------    ----------     ----------    ----------
FROM OPERATIONS
Investment income             $   721,489    $    43,907    $        --    $   267,928    $  142,066   $    75,896
Net realized gain (loss)          206,155        211,186         (6,193)         (341)       (18,103)       31,029
Unrealized appreciation
  (depreciation) of invest-
  ments during the year         4,716,823       (255,344)     2,734,230      (435,910)     1,028,578      (305,376)
                              -----------    -----------    -----------    ----------     ----------    ----------
Increase (decrease) in net
  assets derived from
  operations                    5,644,467           (251)     2,728,037      (168,323)     1,152,541      (198,451)
                              -----------    -----------    -----------    ----------     ----------    ----------

FROM CAPITAL TRANSACTIONS
Additions (deductions)
from:
  Transfer of net premiums     15,025,111     12,590,008      6,620,667     5,554,746      4,344,151     4,874,992
  Transfer on death              (202,957)            --             --            --             --            --
  Transfer of terminations     (3,281,049)    (1,565,370)    (1,485,111)     (649,516)    (1,139,201)     (663,869)
  Transfer of policy loans       (390,119)       (86,018)      (349,518)      (36,417)       (80,626)       (6,117)
  Net interfund transfers       3,663,152        823,390      2,202,823       421,280         42,920       318,546
                              -----------    -----------    -----------    ----------     ----------    ----------
                               14,814,138     11,762,010      6,988,861     5,290,093      3,167,244     4,523,552
                              -----------    -----------    -----------    ----------     ----------    ----------
Net increase in net assets     20,458,605     11,761,759      9,716,898     5,121,770      4,319,785     4,325,101

NET ASSETS
Beginning of year              14,387,918      2,626,159      5,945,850       824,080      5,237,665       912,564
                              -----------    -----------    -----------    ----------     ----------    ----------
End of year                   $34,846,523    $14,387,918    $15,662,748    $5,945,850     $9,557,450    $5,237,665
                              ===========    ===========    ===========    ==========     ==========    ==========

See accompanying notes.

                                      BALANCED ASSETS           CAPITAL GROWTH                  MONEY MARKET
                                       SUB-ACCOUNT              BOND SUB-ACCOUNT                SUB-ACCOUNT
                                      ---------------           ----------------                ------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DEC. 31/95    DEC. 31/94    DEC. 31/95    DEC. 31/94     DEC. 31/95     DEC. 31/94
                                ----------    ----------    ----------    ----------     ----------     ----------
FROM OPERATIONS
Investment income             $    24,806    $   603,014   $    726,517   $   311,297    $       468   $   186,610
Net realized gain (loss)          (29,726)        (1,270)       (31,655)        8,755        215,301        12,880
Unrealized appreciation
  (depreciation) of invest-
  ments during the year         3,757,506       (954,131)       696,780      (497,582)       308,730       (50,726)
                              -----------    -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net
  assets derived from
  operations                    3,752,586       (352,387)     1,391,642      (177,530)       524,499       148,764
                              -----------    -----------    -----------    ----------    -----------    ----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums      7,806,794      9,721,164      3,332,849     3,709,555     17,598,898     9,185,855
  Transfer on death                    --             --             --            --             --            --
  Transfer of terminations     (1,853,986)    (1,044,780)      (716,686)     (306,914)    (1,962,294)   (1,053,809)
  Transfer of policy loans       (304,332)      (153,402)      (159,472)      (57,452)       (66,223)         (110)
  Net interfund transfers       1,681,177        150,911      1,564,644      (184,732)   (10,196,735)   (1,923,048)
                              -----------    -----------    -----------    ----------    -----------    ----------
                                7,329,653      8,673,893      4,021,335     3,160,457      5,373,646     6,208,888
                              -----------    -----------    -----------    ----------    -----------    ----------
Net increase in net assets     11,082,239      8,321,506      5,412,977     2,982,927      5,898,145     6,357,652

NET ASSETS
Beginning of year              12,051,499      3,729,993      5,061,175     2,078,248      7,127,242       769,590
                              -----------    -----------    -----------    ----------    -----------    ----------
End of year                   $23,133,738    $12,051,499    $10,474,152    $5,061,175    $13,025,387    $7,127,242
                              ===========    ===========    ===========    ==========    ===========    ==========

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                Statements of Changes in Net Assets (continued)

                     Years ended December 31, 1995 and 1994


                                                                        PACIFIC RIM
                                         INTERNATIONAL               EMERGING MARKETS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                     TOTAL
                                 ----------------------------   ---------------------------   ------------------------
                                 YEAR ENDED     *PERIOD ENDED   YEAR ENDED    *PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                 DEC. 31/95      DEC. 31/94     DEC. 31/95     DEC. 31/94     DEC. 31/95    DEC. 31/94
                                 ----------     -------------   ----------    -------------   ----------    ----------
FROM OPERATIONS
Investment income               $   59,169        $    851     $   19,281       $     871   $  1,693,796   $ 1,490,374
Net realized gain (loss)             9,897              (2)         6,582            (57)        352,258       262,180
Unrealized appreciation
  (depreciation) of
  invest-ments during the
  year                             103,183          (3,406)        97,489         (8,633)     13,443,319    (2,511,108)
                                ----------        --------     ----------       --------    ------------   -----------
Increase (decrease) in net
  assets derived from
  operations                       172,249          (2,557)       123,352         (7,819)     15,489,373      (758,554)
                                ----------        --------     ----------       --------    ------------   -----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums       1,353,292          73,368        812,122         41,337      56,893,884    45,751,025
  Transfer on death                     --              --             --             --        (202,957)            -
  Transfer of terminations        (180,239)         (4,461)      (131,282)        (2,998)    (10,749,848)   (5,291,717)
  Transfer of policy loans          (2,743)           (768)        (3,509)          (768)     (1,356,542)     (341,052)
  Net interfund transfers          863,795         262,432        622,581        214,741         444,357        83,520
                                ----------        --------     ----------       --------    ------------   -----------
                                 2,034,105         330,571      1,299,912        252,312      45,028,894    40,201,776
                                ----------        --------     ----------       --------    ------------   -----------
Net increase in net assets       2,206,354         328,014      1,423,264        244,493      60,518,267    39,443,222


NET ASSETS
Beginning of year                  328,014              --        244,493             --      50,383,856    10,940,634
                                ----------        --------     ----------       --------    ------------   -----------
End of year                     $2,534,368        $328,014     $1,667,757       $244,493    $110,902,123   $50,383,856
                                ==========        ========     ==========       ========    ============   ===========

*Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.

See accompanying notes.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under single premium variable life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.) ("MRC"), as a separate investment account on February 6, 1987. MRC is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

The assets of the Separate Accounts are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements.

a. Valuation of Investments - Investments are made among the eight Funds of Manulife Series Fund, Inc. and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

     The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


3. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4. PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the year ended December 31, 1995 were $58,905,751 and $13,953,509, respectively, and for the year ended December 31, 1994 were $47,012,777 and $5,377,813, respectively.

5. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                         Report of Independent Auditors


The Board of Directors
The Manufacturers Life Insurance
    Company of America


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1995 and 1994, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Department of the State of Michigan.


Philadelphia, Pennsylvania                             ERNST & YOUNG LLP
February 2, 1996

              The Manufacturers Life Insurance Company of America

                                 Balance Sheets

                                                               DECEMBER 31
                                                           1995          1994
                                                      -----------------------------
ASSETS
Bonds, at amortized cost (market $66,046,733--
  1995 and $51,082,395--1994)                         $ 62,757,202     $ 52,149,080
Stocks                                                  22,584,259       25,629,580
Short-term investments                                          --       10,914,561
Policy loans                                             6,955,292        4,494,390
                                                      ------------     ------------
Total investments                                       92,296,753       93,187,611

Cash                                                     9,674,362        5,069,197
Life insurance premiums deferred and uncollected           504,818           13,646
Accrued investment income                                1,059,536          796,333
Separate account assets                                480,404,450      302,736,198
Funds receivable on reinsurance assumed                         --          880,284
Receivable for undelivered securities                      146,328           69,003
Taxes recoverable                                        3,308,316               --
Investment in subsidiary                                 1,080,184               --
Other assets                                               267,015          333,651
                                                      ------------     ------------
Total assets                                          $588,741,762     $403,085,923
                                                      ============     ============

LIABILITIES, CAPITAL AND SURPLUS
Aggregate policy reserves                              $26,683,090      $29,761,174
Other contract deposits                                  1,238,943        3,938,425
Interest maintenance and asset valuation reserves        4,742,400          111,566
Policy and contract claims                                 582,853           94,346
Provision for policyholder dividends payable             2,346,258        1,385,409
Amounts due to affiliates                                9,049,217        7,377,108
Payable for undelivered securities                          80,821        3,512,459
Accrued liabilities                                      7,315,315        4,773,565
Separate account liabilities                           480,404,450      302,736,198
                                                      ------------     ------------
Total liabilities                                      532,443,347      353,690,250

Capital and surplus:
  Common shares, par value $1.00; authorized,
    5,000,000 shares; issued and outstanding
    4,501,857 shares (4,501,855 shares in 1994)          4,501,857        4,501,855
  Preferred shares, par value $100; authorized
    5,000,000 shares; issued and outstanding
    105,000 shares                                      10,500,000       10,500,000
  Surplus note                                           8,500,000               --
  Capital paid in excess of par value                   63,500,180       49,849,998
  Deficit                                              (30,703,622)     (15,456,180)
                                                      ------------     ------------
Total capital and surplus                               56,298,415       49,395,673
                                                      ------------     ------------
Total liabilities, capital and surplus                $588,741,762     $403,085,923
                                                      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Operations

                                                                    YEAR ENDED DECEMBER 31
                                                             1995             1994            1993
                                                        -----------------------------------------------
Revenues:
  Life and annuity premiums, principally
   reinsurance assumed                                  $  5,956,997      $ 25,385,628     $ 12,745,981
  Other life and annuity considerations                  153,859,957       168,075,003      113,332,974
  Investment income, net of investment
   expenses                                                5,840,560         3,588,629        3,323,962
  Amortization of interest maintenance reserve                23,975            19,527           32,866
  Commission and expense allowance
   on reinsurance ceded                                      147,109           187,694               --
  Foreign exchange (loss) gain                              (284,127)          114,728         (197,971)
  Other revenue                                              211,191            54,763           33,935
                                                        ------------      ------------     ------------
Total revenues                                           165,755,662       197,425,972      129,271,747

Benefits paid or provided:
  (Decrease) increase in aggregate policy reserves        (3,078,084)       16,741,569        5,168,484
  (Decrease) increase in liability for deposit funds      (2,699,482)          654,214        2,820,520
  Transfers to separate accounts, net                     99,807,392       136,896,150       98,601,141
  Death benefits                                           3,981,377           640,875          582,534
  Disability benefits                                        123,786                --               --
  Maturity benefits                                          207,719           580,615           79,253
  Surrender benefits                                      22,028,224         3,701,591        2,319,926
                                                        ------------      ------------     ------------
                                                         120,370,932       159,215,014      109,571,858

Insurance expenses:
  Management fee                                          22,864,000        21,222,310       12,378,288
  Commissions                                             21,411,198        23,416,110       14,742,130
  General expenses                                        15,475,621         8,260,467        5,108,104
  Commissions and expense allowances
   on reinsurance assumed                                  1,014,163           810,252          329,634
                                                        ------------      ------------     ------------
                                                          60,764,982        53,709,139       32,558,156
                                                        ------------      ------------     ------------

Loss before policyholders' dividends
  and federal income tax                                 (15,380,252)      (15,498,181)     (12,858,267)
Dividends to policyholders                                 2,367,002         1,149,719          837,454
                                                        ------------      ------------     ------------
Loss before federal income tax                           (17,747,254)      (16,647,900)     (13,695,721)
Federal income tax benefit                                (4,115,770)               --         (324,643)
                                                        ------------      ------------     ------------

Net loss from operations after policyholders'
  dividends and federal income tax                       (13,631,484)      (16,647,900)     (13,371,078)
Net realized capital gains (net of capital
  gains tax of $807,453 in 1995; $0 in 1994,
  and $236,415 in 1993, and $1,567,770 in
  1995, $(554,000) in 1994, and $347,292 in
  1993 transferred (from) to the interest
  maintenance reserve)                                       (73,343)       (3,012,485)          93,618
                                                        ------------      ------------     ------------
Net loss from operations                                $(13,704,827)     $(19,660,385)    $(13,277,460)
                                                        ============      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                  Statements of Changes in Capital and Surplus


                                                               CAPITAL
                                                               PAID IN
                                                              EXCESS OF           SURPLUS
                                           CAPITAL            PAR VALUE          (DEFICIT)           TOTAL
                                          --------------------------------------------------------------------
Balance, December 31, 1992                $35,001,853       $ 4,000,000        $ 16,542,195       $ 55,544,048

Net loss from operations                                                        (13,277,460)       (13,277,460)
Issuance of preferred shares                        1         5,849,999                              5,850,000
Increase in asset valuation reserve                                                 (13,076)           (13,076)
Increase in nonadmitted assets                                                     (133,575)          (133,575)
Change in net unrealized capital
  losses                                                                         (1,592,242)        (1,592,242)
Change in liability for reinsurance
  in unauthorized companies                                                         (29,905)           (29,905)
Company's share of increase in
  separate account assets, net                                                    4,308,148          4,308,148
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1993                 35,001,854         9,849,999           5,804,085         50,655,938


Net loss from operations                                                        (19,660,385)       (19,660,385)
Issuance of common stocks                           1        19,999,999                             20,000,000
Capital restructuring of preference
  shares                                  (20,000,000)       20,000,000                                     --
Increase in asset valuation reserve                                                 (55,286)           (55,286)
Increase in nonadmitted assets                                                   (1,021,357)        (1,021,357)
Change in net unrealized capital
  losses                                                                           (425,082)          (425,082)
Change in liability for reinsurance
  in unauthorized companies                                                         (98,155)           (98,155)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1994                 15,001,855        49,849,998         (15,456,180)        49,395,673


Net loss from operations                                                        (13,704,827)       (13,704,827)
Issuance of common shares                           2        12,569,998                             12,570,000
Issuance of surplus note                    8,500,000                                                8,500,000
Contribution of Manufacturers
  Adviser Corporation                                         1,080,184                              1,080,184
Increase in asset valuation reserve                                              (3,285,208)        (3,285,208)
Increase in nonadmitted assets                                                   (1,053,124)        (1,053,124)
Change in net unrealized capital
  losses                                                                          2,921,742          2,921,742
Change in liability for reinsurance
  in unauthorized companies                                                        (126,025)          (126,025)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1995                $23,501,857       $63,500,180        $(30,703,622)       $56,298,415
                                          ===========       ===========        ============        ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Cash Flows


                                                             YEAR ENDED DECEMBER 31
                                                    1995              1994              1993
                                               -------------------------------------------------
OPERATING ACTIVITIES
Premiums collected, net                        $159,337,079       $193,478,637      $126,075,035
Policy benefits paid, net                       (25,827,767)        (4,982,444)       (2,829,812)
Commissions and other expenses paid             (62,302,890)       (48,141,400)      (35,203,997)
Net investment income                             5,570,951          3,343,515         3,197,892
Other income and expenses                        (3,607,415)        (1,946,063)       (1,592,957)
Transfers to separate accounts, net             (98,031,353)      (136,950,482)      (98,220,292)

Net cash (used in) provided by                 ------------       ------------      ------------
  operating activities                          (24,861,395)         4,801,763        (8,574,131)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments      74,009,501         73,187,733        28,248,633
Purchase of investments                         (77,607,686)       (91,063,874)      (73,688,735)
                                               ------------       ------------      ------------
Net cash used in investing activities            (3,598,185)       (17,876,141)      (45,440,102)

FINANCING ACTIVITIES
Issuance of shares                               12,570,000         20,000,000         5,850,000
Contribution of Manufacturers Adviser
Corporation                                       1,080,184                 --                --
Issuance of surplus notes                         8,500,000                 --                --
Surplus withdrawn from separate account                  --                 --        48,701,076
                                               ------------       ------------      ------------
Net cash provided by financing activities        22,150,184         20,000,000        54,551,076
                                               ------------       ------------      ------------

Net (decrease) increase in cash and
  short-term investments                         (6,309,396)         6,925,622           536,843
Cash and short-term investments
  at beginning of year                           15,983,758          9,058,136         8,521,293
                                               ------------       ------------      ------------
Cash and short-term investments
  at end of year                               $  9,674,362       $ 15,983,758      $  9,058,136
                                               ============       ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.) (the Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At December 31, 1995 the Company had assets of $11,234,000 and liabilities of $5,696,000 in the Taiwan branch.

During 1995, the Company's parent contributed $12,570,000 of capital in return for 2 shares of the Company's common stock par value $1 with the remaining $12,569,998 being recorded as contributed surplus. During 1995, the Company's parent transferred 100% of the outstanding stock of Manufacturers Adviser Corporation to the Company which was recorded at book values as contributed surplus. During 1995, the Company's parent also contributed $8,500,000 in return for a 10-year surplus note bearing interest at 6.625%.

Subsequent to the year end, the Parent contributed $15,000,000 capital in return for 1 share of the Company's common stock par value $1 with the remaining $14,999,999 being recorded as contributed surplus.

During 1994, the Company's parent contributed $20,000,000 of capital in return for 1 share of the Company's common stock par value $1 with the remaining $19,999,999 being recorded as contributed surplus. During 1994, the Company restructured its capital by exchanging 230,000 shares of preferred stock with a par value of $23,000,000 for 3,000,000 shares of common stock par value $3,000,000 with the remaining $20,000,000 being recorded as contributed surplus.

The Parent contributed $5,850,000 in capital in return for 1 share of common stock during 1993.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of Manufacturers Life of America have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of Michigan, which are considered generally accepted accounting principles for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Such practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations (for example, certain transactions related to the separate accounts); and (5) debt securities are carried at amortized cost.

In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, and will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

All amounts presented are expressed in U.S. Dollars. Certain amounts from prior periods have been reclassified to conform with current-period presentation.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

INVESTMENT IN SUBSIDIARIES

The investment in Manufacturers Adviser Corporation ("MAC") is carried at net equity of MAC as computed under generally accepted accounting principles. Undistributed income and loss is treated as a component of unrealized gains and losses and applies directly to capital and surplus.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                 AMORTIZED    UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                     COST         GAINS         LOSSES          VALUE
--------------                   ---------    ----------    ----------      ---------
United States Government       $15,145,033    $  681,032    $  (57,916)    $15,768,149
Foreign governments              6,071,376       157,635            --       6,229,011
Corporate                       31,046,219     2,508,780            --      33,554,999
Mortgage-backed securities:
  U.S. Government agencies       9,522,771            --            --       9,522,771
  Corporate                        971,803            --            --         971,803
                               -----------    ----------    ----------     -----------
                               $62,757,202    $3,347,447    $  (57,916)    $66,046,733
                               ===========    ==========    ==========     ===========

Proceeds from sales of investments in debt securities during 1995 were $67,506,660. Gross gains of $2,630,790 and gross losses of $218,778 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                 AMORTIZED    UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                     COST         GAINS         LOSSES          VALUE
--------------                   ---------    ----------    ----------      ---------
United States Government       $31,784,581    $ 243,971     $  (441,592)   $31,586,960
Foreign governments              7,388,458           --        (294,385)     7,094,073
Corporate                        9,986,244        2,457        (577,136)     9,411,565
Mortgage-backed securities:
  U.S. Government agencies       2,480,571           --              --      2,480,571
  Corporate                        509,226           --              --        509,226
                               -----------    ---------     -----------    -----------
                               $52,149,080    $ 246,428     $(1,313,113)   $51,082,395
                               ===========    =========     ===========    ===========


Proceeds from sales of investments in debt securities during 1994 were $43,175,845. Gross gains of $167,738 and gross losses of $1,006,702 were realized on those sales.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

The amortized cost and market value of fixed maturities at December 31, 1995 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


      YEARS TO MATURITY           AMORTIZED COST      MARKET VALUE
------------------------------    --------------      ------------
One year or less                   $   564,857        $   564,857
Greater than 1; up to 5 years        4,079,679          4,181,361
Greater than 5; up to 10 years      14,786,283         15,858,075
Due after 10 years                  32,831,809         34,947,866
Mortgage-backed securities          10,494,574         10,494,574
                                   -----------        -----------
                                   $62,757,202        $66,046,733
                                   ===========        ===========

At December 31, 1995, $6,617,749 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

Major categories of net investment income for each year were as follows:


                                               NET INVESTMENT INCOME
                                        1995          1994            1993
                                     ----------     ----------     ----------
Gross investment income:
  Dividends; Manulife Series Fund,
    Inc. (Note 9)                    $  645,908     $1,244,794     $1,440,392
  Bond income                         4,430,236      1,712,294      1,422,064
  Policy loans                          360,406        236,972        166,514
  Short-term investments                754,346        501,477        384,178
                                     ----------     ----------     ----------
                                      6,190,896      3,695,537      3,413,148

Investment expenses                    (350,336)      (106,908)       (89,186)
                                     ----------     ----------     ----------
Net investment income                $5,840,560     $3,588,629     $3,323,962
                                     ==========     ==========     ==========

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $23,211,484 in 1995, $21,326,446 in 1994, and $12,467,474 in 1993. In addition, there were $5,052,062 agents' bonuses in 1995, $7,795,184 in 1994, and $5,363,558 in 1993 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS (CONTINUED)

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                 1995          1994           1993
                             -----------    -----------    -----------
Life and annuity premiums
  assumed                    $ 5,956,997    $25,385,628    $12,745,981
Other life and annuity
  considerations ceded          (598,330)      (437,650)      (201,685)
Commissions and expense
  allowances
  on reinsurance assumed      (1,014,163)      (810,252)      (329,634)
Policy reserves assumed       48,714,791     47,672,591     23,070,952
Policy reserves ceded          3,833,247      3,786,647      3,782,156

During 1993, the Company assumed the first $50,000 of initial face amount on two blocks of business. This resulted in transfers of $10,837,000 to establish the initial reserves. In 1994 the treaties were amended to assume the first $100,000 of initial face amount for the same blocks of business. This resulted in a transfer of $21,477,000 to establish the additional reserve. Commissions equal to 17% are charged for all renewed premiums related to these contracts.

During 1994, the Company terminated another treaty resulting in a premium to Manulife Financial to transfer the reserve of $799,874.

Manulife Financial provides a claims paying guarantee to all U.S. policyholders.

5. FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (U.S.A.) and Manufacturers Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

5. FEDERAL INCOME TAX

The Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) have available consolidated net operating losses of approximately $51,400,000 which will expire in the year 2009 and capital loss carryforwards of approximately $102,800,000 which will expire in 1999. The losses of the Company, Parent and the Manufacturers Life Insurance Co. (U.S.A.) may be used to offset the ordinary and capital gain income of Manufacturers Reinsurance Limited.

6. STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1995 without the prior approval of insurance regulatory authorities.

7. REINSURANCE

The Company cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains obligated for amounts ceded in the event reinsurers do not meet their obligations.

Summary financial information related to these reinsurance activities is as follows:


                                    1995        1994        1993
                                  --------    --------    --------
Life insurance premiums ceded     $275,145    $218,767    $130,913

              The Manufacturers Life Insurance Company of America

8. RESERVES

Aggregate policy reserves for life policies including variable life, are based on statutory mortality tables and interest assumptions using either the net level or commissioners' reserve valuation method. The composition of the aggregate policy reserves at December 31, 1995 and 1994 is as follows:


                                 MORTALITY                  INTEREST
     AGGREGATE RESERVES            TABLE                      RATES
---------------------------      ---------                  --------
    1995           1994
-----------     -----------
$25,561,456     $28,553,885      1980 CSO                   4%
   (173,768)       (189,080)     Reinsurance ceded
  1,295,402       1,396,369      Miscellaneous
-----------     -----------
$26,683,090     $29,761,174
===========     ===========

At December 31, 1995 the Company's annuity reserves and deposit fund liabilities are comprised as follows:


                                                 AMOUNT      PERCENT
                                               ----------    -------
                                               (in 000's)
Subject to discretionary withdrawal:
  With market value adjustment                  $222,994      97.8%
  At book value less current surrender charge      1,239        .5%
Not subject to discretionary withdrawal            3,863       1.7%
                                                --------      -----
Total gross annuity actuarial reserves and
  deposit fund liabilities                      $228,096       100%
                                                ========      =====

9. INVESTMENT IN SEPARATE ACCOUNTS

During 1984, the Company initiated plans to market variable life insurance products through Separate Account One of The Manufacturers Life Insurance Company of America ("Separate Account One") using Manulife Series Fund, Inc. as its investment vehicle. Initial capitalization was $15,000,000. Through 1988, the Company provided an additional capitalization of $6,000,000.

              The Manufacturers Life Insurance Company of America

9. INVESTMENT IN SEPARATE ACCOUNTS (CONTINUED)

In December 1993, the Company transferred all of its shares, related to seed money, in Manulife Series Fund, Inc. out of Separate Account One to the General Account. At December 31, 1995, the $22,584,259 common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

During 1995, 1994, and 1993, the following dividends were received from Manulife Series Fund, Inc.:

                              1995          1994           1993
                          -----------    ----------     ----------
Separate Account One      $   24,041     $   38,732     $1,610,693
Separate Account Two       3,520,461      4,574,620      7,377,861
Separate Account Three     1,693,796      1,490,374        666,141
Separate Account Four      2,445,127      3,072,376      4,966,559
General Account              645,908      1,244,794      1,440,392


Dividends have been reinvested by the Company in Manulife Series Fund, Inc.

During 1993, the Company withdrew $8,000,000 of its seed money and accumulated earnings from Separate Account One and the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1994, the Company withdrew $13,011,137 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1995, the Company withdrew $6,500,000 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

APPENDIX A

Sample Illustrations Of Policy Values, Cash Surrender Values And Death Benefits

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolio was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for: deductions from premiums for state, local and federal taxes, deferred underwriting and sales charges, and monthly deductions for administration, cost of insurance and mortality and expense risks.



The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by the Portfolios are deducted from the gross return. The illustrations reflect an average of the Trusts' expenses, which is approximately 0.90% (for current charges) and 1.27% (for guaranteed charges) on an annual basis. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of 0.89%, 5.05% and 11.00% (with current charges) and -1.27%, 4.66% and 10.58% (with guaranteed charges).



The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for male non-smokers, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex (unless unisex rates are required by law) and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolios for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since September 10, 1993. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 35 (Standard)
                  $500,000 Face Amount Death Benefit Option 1
                         $5,960 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                      0% Hypothetical
                                  Gross Investment Return

End of                                       Cash
Policy      Accumulated     Policy        Surrender        Death
Year(1)     Premiums(2)     Value(3)    Value(3)(4)(5)    Benefit

 1             $6,258        $4,346          $   0        $500,000
 2             12,829         8,878          4,056         500,000
 3             19,728        13,286          6,764         500,000
 4             26,973        17,566         11,097         500,000
 5             34,579        21,711         15,290         500,000
 6             42,566        25,745         19,625         500,000
 7             50,953        29,633         23,813         500,000
 8             59,758        33,378         27,857         500,000
 9             69,004        36,972         31,969         500,000
10             78,712        40,420         36,357         500,000
15            135,039        55,213         55,213         500,000
20            206,927        65,151         65,151         500,000
25            298,676        69,246         69,246         500,000
30            415,774        64,553         64,553         500,000

                                      0% Hypothetical
                                   Gross Investment Return

End of                                      Cash
Policy      Accumulated      Policy        Surrender         Death
Year(1)     Premiums(2)     Value(3)    Value(3)(4)(5)     Benefit

 1             $6,258         $4,643          $   0        $500,000
 2             12,829          9,750          4,928         500,000
 3             19,728         15,024          8,502         500,000
 4             26,973         20,465         13,996         500,000
 5             34,579         26,072         19,652         500,000
 6             42,566         31,877         25,756         500,000
 7             50,953         37,848         32,028         500,000
 8             59,758         43,996         38,476         500,000
 9             69,004         50,320         45,317         500,000
10             78,712         56,830         52,768         500,000
15            135,039         92,204         92,204         500,000
20            206,927        132,392        132,392         500,000
25            298,676        178,188        178,188         500,000
30            415,774        233,865        233,865         500,000

                                      12% Hypothetical
                                   Gross Investment Return
End of                                       Cash
Policy       Accumulated      Policy       Surrender        Death
Year(1)      Premiums(2)     Value(3)    Value(3)(4)(5)    Benefit

 1              $6,258          $4,941           $235      $500,000
 2              12,829          10,659          5,836       500,000
 3              19,728          16,905         10,383       500,000
 4              26,973          23,729         17,260       500,000
 5              34,579          31,179         24,759       500,000
 6              42,566          39,345         33,225       500,000
 7              50,953          48,263         42,443       500,000
 8              59,758          58,013         52,493       500,000
 9              69,004          68,673         63,669       500,000
10              78,712          80,341         76,279       500,000
15             135,039         157,728        157,728       500,000
20             206,927         281,446        281,446       500,000
25             298,676         482,242        482,242       646,204
30             415,774         818,982        818,982       999,158

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)  Assumes net interest of 5% compounded annually.
(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from December 31, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.
(4) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
(5) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS

MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male  Non-Smoker  Issue Age 35  (Standard)
                  $500,000 Face Amount  Death Benefit Option 1
                         $5,960 Annual Planned Premium
                          ASSUMING GUARANTEED CHARGES

                                      0% Hypothetical
                                  Gross Investment Return
End of                                     Cash
Policy         Accumulated    Policy    Surrender      Death
Year(1)        Premiums(2)    Value     Value(3)(4)   Benefit

 1               $6,258       $4,327      $    0      $500,000
 2               12,829        8,822       4,000       500,000
 3               19,728       13,176       6,654       500,000
 4               26,973       17,387      10,917       500,000
 5               34,579       21,449      15,029       500,000
 6               42,566       25,362      19,242       500,000
 7               50,953       29,117      23,297       500,000
 8               59,758       32,717      27,197       500,000
 9               69,004       36,153      31,150       500,000
10               78,712       39,430      35,367       500,000
15              135,039       53,123      53,123       500,000
20              206,927       61,392      61,392       500,000
25              298,676       61,419      61,419       500,000
30              415,774       49,780      49,780       500,000


                                      6% Hypothetical
                                  Gross Investment Return
End of                                     Cash
Policy         Accumulated    Policy    Surrender      Death
Year(1)        Premiums(2)    Value     Value(3)(4)   Benefit

 1               $6,258        $4,623     $    0      $500,000
 2               12,829         9,688      4,866       500,000
 3               19,728        14,897      8,375       500,000
 4               26,973        20,251     13,782       500,000
 5               34,579        25,748     19,328       500,000
 6               42,566        31,390     25,270       500,000
 7               50,953        37,170     31,350       500,000
 8               59,758        43,097     37,577       500,000
 9               69,004        49,163     44,160       500,000
10               78,712        55,379     51,316       500,000
15              135,039        88,547     88,547       500,000
20              206,927       124,820    124,820       500,000
25              298,676       162,586    162,586       500,000
30              415,774       204,304    204,304       500,000

                                12% Hypothetical
                            Gross Investment Return
End of                                       Cash
Policy        Accumulated       Policy     Surrender      Death
Year(1)       Premiums(2)         Value   Value(3)(4)    Benefit

 1              $ 6,258         $ 4,920       $   214     $500,000
 2               12,829          10,591         5,768      500,000
 3               19,728          16,761        10,239      500,000
 4               26,973          23,476        17,007      500,000
 5               34,579          30,780        24,360      500,000
 6               42,566          38,729        32,609      500,000
 7               50,953          47,375        41,555      500,000
 8               59,758          56,789        51,269      500,000
 9               69,004          67,038        62,035      500,000
10               78,712          78,208        74,146      500,000
15              135,039         151,194       151,194      500,000
20              206,927         265,129       265,129      500,000
25              298,676         445,962       445,962      597,589
30              415,774         743,817       743,817      907,457

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)  Assumes net interest of 5% compounded annually.
(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male  Non-Smoker  Issue Age 35  (Standard)
                  $500,000 Face Amount  Death Benefit Option 2
                         $7,450 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                0% Hypothetical
                            Gross Investment Return
End of                                         Cash
Policy        Accumulated       Policy      Surrender       Death
Year(1)       Premiums(2)      Value(3)   Value(3)(4)(5)   Benefit

 1             $  7,823        $ 5,748      $   611         $505,748
 2               16,036         11,650        6,513          511,650
 3               24,660         17,393       10,871          517,393
 4               33,716         22,975       16,506          522,975
 5               43,224         28,386       21,966          528,386
 6               53,208         33,654       27,534          533,654
 7               63,691         38,739       32,918          538,739
 8               74,698         43,644       38,123          543,644
 9               86,255         48,361       43,357          548,361
10               98,391         52,893       48,831          552,893
15              168,798         72,488       72,488          572,488
20              258,658         86,036       86,036          586,036
25              373,345         92,383       92,383          592,383
30              519,718         88,667       88,667          588,667

                                6% Hypothetical
                            Gross Investment Return
End of                                       Cash
Policy        Accumulated      Policy      Surrender     Death
Year(1)       Premiums(2)     Value(3)   Value(3)(4)(5)  Benefit

 1              $ 7,823       $  6,130      $    993     $506,130
 2               16,036         12,776         7,638      512,776
 3               24,660         19,639        13,117      519,639
 4               33,716         26,725        20,256      526,725
 5               43,224         34,028        27,607      534,028
 6               53,208         41,582        35,462      541,582
 7               63,691         49,355        43,535      549,355
 8               74,698         57,356        51,836      557,356
 9               86,255         65,583        60,579      565,583
10               98,391         74,043        69,980      574,043
15              168,798        119,765       119,765      619,765
20              258,658        170,667       170,667      670,667
25              373,345        226,037       226,037      726,037
30              519,718        286,887       286,887      786,887

                                12% Hypothetical
                            Gross Investment Return
End of                                        Cash
Policy       Accumulated       Policy       Surrender        Death
Year(1)      Premiums(2)      Value(3)    Value(3)(4)(5)    Benefit

 1            $  7,823        $  6,512     $  1,375       $  506,512
 2              16,036          13,947        8,810          513,947
 3              24,660          22,070       15,547          522,070
 4              33,716          30,942       24,473          530,942
 5              43,224          40,626       34,206          540,626
 6              53,208          51,229       45,108          551,229
 7              63,691          62,798       56,977          562,798
 8              74,698          75,430       69,909          575,430
 9              86,255          89,218       84,215          589,218
10              98,391         104,279      100,217          604,279
15             168,798         203,115      203,115          703,115
20             258,658         356,547      356,547          856,547
25             373,345         595,842      595,842        1,095,842
30             519,718         988,029      988,029        1,488,029

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)  Assumes net interest of 5% compounded annually.
(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from December 31, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.
(4) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
(5) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,

INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male  Non-Smoker  Issue Age 35  (Standard)
                  $500,000 Face Amount  Death Benefit Option 2
                         $7,450 Annual Planned Premium
                          ASSUMING GUARANTEED CHARGES

                                        0% Hypothetical
                                    Gross Investment Return
End of                                         Cash
Policy         Accumulated      Policy       Surrender      Death
Year(1)        Premiums(2)      Value       Value(3)(4)    Benefit

 1               $7,823         $5,725         $ 587       $505,725
 2               16,036         11,578         6,441        511,578
 3               24,660         17,252        10,730        517,252
 4               33,716         22,745        16,276        522,745
 5               43,224         28,051        21,630        528,051
 6               53,208         33,168        27,048        533,168
 7               63,691         38,087        32,267        538,087
 8               74,698         42,811        37,291        542,811
 9               86,255         47,330        42,327        547,330
10               98,391         51,649        47,586        551,649
15              168,798         69,888        69,888        569,888
20              258,658         81,445        81,455        581,445
25              373,345         83,185        83,185        583,185
30              519,718         72,140        72,140        572,140

                  6% Hypothetical
              Gross Investment Return
End of                                       Cash
Policy        Accumulated      Policy      Surrender       Death
Year(1)       Premiums(2)      Value       Value(3)(4)     Benefit

 1               $7,823        $6,104         $ 967       $506,104
 2               16,036        12,696         7,559        512,696
 3               24,660        19,478        12,956        519,478
 4               33,716        26,451        19,982        526,451
 5               43,224        33,612        27,192        533,612
 6               53,208        40,963        34,843        540,963
 7               63,691        48,496        42,676        548,496
 8               74,698        56,218        50,697        556,218
 9               86,255        64,120        59,116        564,120
10               98,391        72,209        68,147        572,209
15              168,798       115,177       115,177        615,177
20              258,658       161,257       161,257        661,257
25              373,345       206,676       206,676        706,676
30              519,718       250,476       250,476        750,476

                                      12% Hypothetical
                                   Gross Investment Return
End of                                      Cash
Policy        Accumulated     Policy     Surrender       Death
Year(1)       Premiums(2)     Value      Value(3)(4)    Benefit

 1              $7,823        $6,485       $1,348       $506,485
 2              16,036        13,860        8,723        513,860
 3              24,660        21,886       15,364        521,886
 4              33,716        30,618       24,149        530,618
 5              43,224        40,115       33,694        540,115
 6              53,208        50,443       44,323        550,443
 7              63,691        61,668       55,848        561,668
 8              74,698        73,875       68,355        573,875
 9              86,255        87,143       82,140        587,143
10              98,391       101,574       97,512        601,574
15             168,798       194,872      194,872        694,872
20             258,658       336,075      336,075        836,075
25             373,345       547,956      547,956      1,047,956
30             519,718       883,920      883,920      1,383,920

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)  Assumes net interest of 5% compounded annually.
(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male  Non-Smoker  Issue Age 55  (Standard)
                  $500,000 Face Amount  Death Benefit Option 1
                        $15,095 Annual Planned Premium*
                            ASSUMING CURRENT CHARGES

                                         0% Hypothetical
                                     Gross Investment Return
End of                                       Cash
Policy        Accumulated      Policy      Surrender       Death
Year(1)       Premiums(2)     Value(3)   Value(3)(4)(5)   Benefit

 1               $15,850       $10,127        $2,627      $500,000
 2                32,492        20,154        11,517       500,000
 3                49,966        29,744        13,829       500,000
 4                68,314        39,177        23,592       500,000
 5                87,580        48,474        33,236       500,000
 6               107,809        57,613        43,873       500,000
 7               129,049        66,433        56,127       500,000
 8               151,351        74,866        67,995       500,000
 9               174,768        82,962        79,527       500,000
10               199,356        90,721        90,721       500,000
15               342,015       128,840       128,840       500,000
20               530,730       152,378       152,378       500,000
25               771,584       112,375       112,375       500,000
30             1,078,982             0(6)          0(6)    500,000(6)

                                         6% Hypothetical
                                     Gross Investment Return
End of                                       Cash
Policy        Accumulated      Policy      Surrender       Death
Year(1)       Premiums(2)     Value(3)   Value(3)(4)(5)   Benefit

 1               $15,850       $10,854        $3,354      $500,000
 2                32,492        22,245        13,608       500,000
 3                49,966        33,855        17,941       500,000
 4                68,314        45,979        30,394       500,000
 5                87,580        58,664        43,426       500,000
 6               107,809        71,915        58,175       500,000
 7               129,049        85,603        75,297       500,000
 8               151,351        99,687        92,817       500,000
 9               174,768       114,244       110,809       500,000
10               199,356       129,304       129,304       500,000
15               342,015       219,992       219,992       500,000
20               530,730       334,731       334,731       500,000
25               771,584       478,212       478,212       502,123
30             1,078,982       671,314       671,314       704,880


                                         12% Hypothetical
                                     Gross Investment Return
End of                                       Cash
Policy        Accumulated      Policy      Surrender       Death
Year(1)       Premiums(2)     Value(3)   Value(3)(4)(5)   Benefit

 1               $15,850       $11,583        $4,083      $500,000
 2                32,492        24,428        15,791       500,000
 3                49,966        38,319        22,405       500,000
 4                68,314        53,665        38,080       500,000
 5                87,580        70,647        55,408       500,000
 6               107,809        89,424        75,683       500,000
 7               129,049       110,041        99,735       500,000
 8               151,351       132,654       125,783       500,000
 9               174,768       157,551       154,116       500,000
10               199,356       185,014       185,014       500,000
15               342,015       383,505       383,505       500,000
20               530,730       727,797       727,797       778,743
25               771,584     1,285,510     1,285,510     1,349,785
30             1,078,982     2,171,227     2,171,227     2,279,789

*Note that the second tier Death Benefit Guarantee Premium level of $16,240 is paid from age 70.
(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)  Assumes net interest of 5% compounded annually.
(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from December 31, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.
(4) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
(5) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.
(6) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE

DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male  Non-Smoker  Issue Age 55  (Standard)
                  $500,000 Face Amount  Death Benefit Option 1
                        $15,095 Annual Planned Premium*
                          ASSUMING GUARANTEED CHARGES

                                           0% Hypothetical
                                       Gross Investment Return
End of                                          Cash
Policy        Accumulated       Policy       Surrender         Death
Year(1)       Premiums(2)       Value        Value(3)(4)       Benefit

 1            $   15,850        $10,082      $ 2,581           $500,000
 2                32,492         19,861       11,223            500,000
 3                49,966         29,113       13,198            500,000
 4                68,314         37,829       22,244            500,000
 5                87,580         45,978       30,739            500,000
 6               107,809         53,529       39,789            500,000
 7               129,049         60,450       50,144            500,000
 8               151,351         66,686       59,816            500,000
 9               174,768         72,172       68,737            500,000
10               199,356         76,837       76,837            500,000
15               342,015         87,833       87,833            500,000
20               530,730         69,039       69,039            500,000
25               771,584              0(5)         0(5)         500,000(5)
30             1,078,982              0(5)         0(5)         500,000(5)




                                           6% Hypothetical
                                       Gross Investment Return
End of                                          Cash
Policy        Accumulated       Policy       Surrender         Death
Year(1)       Premiums(2)       Value        Value(3)(4)       Benefit

 1            $   15,850        $ 10,806     $  3,305          $500,000
 2                32,492          21,934       13,296           500,000
 3                49,966          33,166       17,251           500,000
 4                68,314          44,496       28,911           500,000
 5                87,580          55,895       40,656           500,000
 6               107,809          67,338       53,597           500,000
 7               129,049          78,798       68,492           500,000
 8               151,351          90,232       83,362           500,000
 9               174,768         101,588       98,153           500,000
10               199,356         112,813      112,813           500,000
15               342,015         169,785      169,785           500,000
20               530,730         226,893      226,893           500,000
25               771,584         270,671      270,671           500,000
30             1,078,982         289,246      289,246           500,000

                                          12% Hypothetical
                                      Gross Investment Return
End of                                           Cash
Policy        Accumulated     Policy         Surrender       Death
Year(1)       Premiums(2)     Value          Value(3)(4)     Benefit

 1            $  15,850       $  11,532      $ 4,031         $ 500,000
 2               32,492          24,097       15,460           500,000
 3               49,966          37,568       21,654           500,000
 4               68,314          52,033       36,448           500,000
 5               87,580          67,571       52,333           500,000
 6              107,809          84,282       70,541           500,000
 7              129,049         102,279       91,973           500,000
 8              151,351         121,683      114,813           500,000
 9              174,768         142,634      139,199           500,000
10              199,356         165,305      165,305           500,000
15              342,015         322,011      322,011           500,000
20              530,730         603,659      603,659           645,915
25              771,584       1,061,612    1,061,612         1,114,693
30            1,078,982       1,770,625    1,770,625         1,859,156

* Note that the second tier Death Benefit Guarantee Premium level of $16,240 is paid from age 70.

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.

     Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

(5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                   Male  Non-Smoker  Issue Age 55  (Standard)
                  $500,000 Face Amount  Death Benefit Option 2
                         $17,920 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                          0% Hypothetical
                                      Gross Investment Return
End of                                         Cash
Policy        Accumulated     Policy        Surrender       Death
Year(1)       Premiums(2)     Value(3)    Value(3)(4)(5)    Benefit

 1            $   18,816      $ 12,710       $  4,334       $512,710
 2                38,573        25,183         14,244        525,183
 3                59,317        37,072         21,157        537,072
 4                81,099        48,672         33,087        548,672
 5               103,970        60,006         44,768        560,006
 6               127,985        71,050         57,310        571,050
 7               153,200        81,618         71,312        581,618
 8               179,676        91,625         84,754        591,625
 9               207,476       101,121         97,686        601,121
10               236,666       110,099        110,099        610,099
15               406,022       152,234        152,234        652,234
20               622,169       163,253        163,253        663,253
25               898,033        88,414         88,414        588,414
30             1,250,113             0(6)           0(6)     500,000(6)




                                          6% Hypothetical
                                      Gross Investment Return
End of                                         Cash
Policy        Accumulated     Policy        Surrender       Death
Year(1)       Premiums(2)     Value(3)    Value(3)(4)(5)    Benefit

 1            $   18,816      $ 13,591       $  5,215       $513,591
 2                38,573        27,730         16,792        527,730
 3                59,317        42,078         26,163        542,078
 4                81,099        56,935         41,350        557,935
 5               103,970        72,343         57,104        572,343
 6               127,985        88,292         74,552        588,292
 7               153,200       104,610         94,303        604,610
 8               179,676       121,213        114,342        621,213
 9               207,476       138,156        134,721        638,156
10               236,666       155,435        155,435        655,435
15               406,022       254,609        254,609        754,609
20               622,169       346,943        346,943        846,943
25               898,033       364,111        364,111        864,111
30             1,250,113       285,259        285,259        785,259

                                       12% Hypothetical
                                  Gross Investment Return
End of                                       Cash
Policy       Accumulated       Policy     Surrender      Death
Year(1)      Premiums(2)      Value(3)  Value(3)(4)(5)   Benefit

 1              $18,816        $14,475       $6,099      $514,475
 2               38,573         30,387       19,448       530,387
 3               59,317         47,506       31,591       547,506
 4               81,099         66,256       50,671       566,256
 5              103,970         86,819       71,580       586,819
 6              127,985        109,344       95,604       609,344
 7              153,200        133,828      123,522       633,828
 8              179,676        160,363      153,493       660,363
 9              207,476        189,201      185,766       689,201
10              236,666        220,552      220,552       720,552
15              406,022        436,307      436,307       936,307
20              622,169        756,277      756,277     1,256,277
25              898,033      1,170,055    1,170,055     1,670,055
30            1,250,113      1,736,356    1,736,356     2,236,356

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)  Assumes net interest of 5% compounded annually.
(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from December 31, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.
(4) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
(5) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.
(6) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                 Male  Non-Smoker  Issue Age 55  (Standard)
                $500,000 Face Amount  Death Benefit Option 2
                       $17,920 Annual Planned Premium
                         ASSUMING GUARANTEED CHARGES

                                     0% Hypothetical
                                 Gross Investment Return
End of                                     Cash
Policy        Accumulated       Policy   Surrender        Death
Year(1)       Premiums(2)       Value   Value(3)(4)      Benefit

 1               $18,816        $12,655      $4,279       $512,655
 2                38,573         24,855      13,916        524,855
 3                59,317         36,368      20,453        536,368
 4                81,099         47,175      31,590        547,175
 5               103,970         57,233      41,994        557,233
 6               127,985         66,497      52,757        566,497
 7               153,200         74,922      64,615        574,922
 8               179,676         82,435      75,564        582,435
 9               207,476         88,954      85,519        588,954
10               236,666         94,391      94,391        594,391
15               406,022        105,388     105,388        605,388
20               622,169         74,457      74,457        574,457
25               898,033              0(5)       0(5)      500,000(5)
30             1,250,113              0(5)       0(5)            0(5)

                                      6% Hypothetical
                                  Gross Investment Return
End of                                     Cash
Policy       Accumulated       Policy    Surrender      Death
Year(1)      Premiums(2)       Value    Value(3)(4)    Benefit

 1              $18,816        $13,533      $5,157      $513,533
 2               38,573         27,380      16,442       527,380
 3               59,317         41,305      25,390       541,305
 4               81,099         55,275      39,690       555,275
 5              103,970         69,230      53,992       569,230
 6              127,985         83,110      69,370       583,110
 7              153,200         96,845      86,538       596,845
 8              179,676        110,337     103,466       610,337
 9              207,476        123,472     120,037       623,472
10              236,666        136,124     136,124       636,124
15              406,022        192,345     192,345       692,345
20              622,169        214,381     214,381       714,381
25              898,033        162,197     162,197       662,197
30            1,250,113              0           0       500,000

                                       12% Hypothetical
                                  Gross Investment Return
End of                                      Cash
Policy       Accumulated      Policy     Surrender      Death
Year(1)      Premiums(2)      Value     Value(3)(4)    Benefit

 1              $18,816       $14,413       $6,037      $514,413
 2               38,573        30,014       19,075       530,014
 3               59,317        46,660       30,745       546,660
 4               81,099        64,415       48,830       564,415
 5              103,970        83,322       68,084       583,322
 6              127,985       103,430       89,690       603,430
 7              153,200       124,785      114,479       624,785
 8              179,676       147,413      140,542       647,413
 9              207,476       171,324      167,889       671,324
10              236,666       196,528      196,528       696,528
15              406,022       350,754      350,754       850,754
20              622,169       546,342      546,342     1,046,342
25              898,033       771,479      771,479     1,271,479
30            1,250,113     1,003,611    1,003,611     1,503,611

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

(5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B

Definitions

The following terms have the following meanings when used in this Prospectus:

Additional Rating -- an addition to the cost of insurance rate for insureds who do not meet at least the underwriting requirements of the standard risk class.

Business Day -- any day that the New York Stock Exchange is open for trading and trading is not restricted. The net asset value of the underlying shares of a sub-account of the Separate Account will be determined at the end of each Business Day.

Cash Surrender Value -- the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

Cumulative Premium Test -- a test that, if satisfied in the first three policy years and, where applicable, if satisfied in subsequent policy years, will maintain the Death Benefit Guarantee. To satisfy the Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less policy loans, must equal or exceed the sum of Death Benefit Guarantee Premiums since issue as at the beginning of each policy month.

Death Benefit Guarantee -- Manufacturers Life of America's guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

Death Benefit Guarantee Premium -- a measure of premium used in determining compliance with the Cumulative Premium Test. The Death Benefit Guarantee Premium as an annual amount is established by the Company based on issue age, sex (unless unisex rates are required by law), risk class, death benefit option, supplementary benefits and additional ratings. The Death Benefit Guarantee Premium, which is set forth in the Policy, will increase, when the policyowner reaches attained age 70, to an amount as specified in the Policy.

Effective Date -- the date that Manufacturers Life of America becomes obligated under the Policy and when the first monthly deductions are taken.

Fund Value Test -- a test which, if satisfied in applicable policy years will maintain the Death Benefit Guarantee feature. To satisfy the Fund Value Test, the Gross Single Premium at the beginning of any applicable policy month must not be greater than the Net Policy Value.

Gross Single Premium -- the amount of premium needed to endow the Policy to the expiration of the Death Benefit Guarantee assuming 4% interest and current charges.

Guaranteed Interest Account -- that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

Guideline Annual Premium -- an amount defined by S.E.C. regulation. It is used to determine maximum sales charges that may be deducted during the first two years following issuance of a Policy.

Initial Premium -- at least 1/12 of the Target Premium. The Initial Premium must be received within 60 days after the policy date.

Investment Account -- that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Age - the age on the nearest birthday, at policy date, as shown in the Policy.

Loan Account -- that part of the Policy Value which reflects the value the policyowner has transferred from the Guaranteed Interest Account or the Investment Accounts as collateral for a policy loan.

Modified Policy Debt -- as of any date, the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

Monthly Death Benefit Guarantee Premium -- 1/12 of the Death Benefit Guarantee Premium.

Monthly No Lapse Guarantee Premium - 1/12 of the No Lapse Guarantee Premium.

Net Cash Surrender Value -- the Cash Surrender Value less Policy Debt.

Net Policy Value -- the Policy Value less the value in the Loan Account.

Net Premium -- amount of premium allocated to the Investment Accounts or Guaranteed Interest Account. It equals gross premiums less the deduction for state, local and federal taxes.

No Lapse Guarantee - Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. In Illinois this benefit is known as the Minimum Premium Guarantee.

No Lapse Guarantee Cumulative Premium Test - a test that, if satisfied in the No Lapse Guarantee Period, will maintain the No Lapse Guarantee. To satisfy the No Lapse Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of No Lapse Guarantee Premiums since issue as at the beginning of each policy month.

No Lapse Guarantee Period - is the first 5 policy years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

No Lapse Guarantee Premium - is a measure of premium used in determining compliance with the No Lapse Guarantee Cumulative Premium Test. The No Lapse Guarantee premium for each policyowner is set forth in the Policy.

Planned Premium -- The premium the policyowner plans to pay periodically. Subject to certain requirements of law, the Planned Premium may be changed at any time.

Policy Date -- The date from which policy years, policy months and policy anniversaries are determined. Monthly deductions are due on the policy date. If a check for at least the Initial Premium accompanies the application, the policy date is the date the application and check are received at the Service office. If an application accepted by the Company is not accompanied by a check for the Initial Premium, the policy will be issued with a policy date which is 7 days after issuance of the policy.

Policy Debt -- as of any date, the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

Policy Value -- the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

Select Loan -- A loan on which the differential between the interest credited and the interest charged is currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loans either (i) to an amount that may be presented in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America feels would be more likely to result in the transaction being treated as a loan under Federal tax law.

Select Loan Amount -- the amount of any Select Loan.

Service Office -- the office designated to service the Policies, which is shown on the cover page of this prospectus.

Surrender Charge Period -- the period (usually 15 years) following issuance of the Policy or any increase in face amount during which surrender charges may be assessed if the Policy is surrendered or lapsed, the face amount is decreased or a partial withdrawal takes place.

Target Premium -- a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

Withdrawal Tier Amount -- as of any date, the net Cash Surrender Value at the previous anniversary multiplied by 10%.

APPENDIX C

The maximum deferred sales charge is 50% of premiums received up to a specified number of Target Premiums that varies (from
-0.180 to 3.031) with the issue age of the life insured, the face amount of the Policy and the amount of any increase. Beginning after two policy years, that maximum deferred sales charge decreases over time according to a pattern that varies with the issue age of the life insured. In all cases, the deferred sales charge is eliminated entirely by the last month of the 15th policy year. The same pattern applies to sales charges occasioned by face amount increases, with time periods and issue age computed using the date of the increase in face amount rather than the Policy Date.

The following tables show the percentage of the maximum sales charge that would be applicable in the last month of the years shown. The percentages for other months would be derived by interpolation.

APPENDIX C

If the transaction occurs in the last month of

POLICY                               ISSUE AGE
YEAR*        0       1       2       3      4        5       6       7
------------------------------------------------------------------------
 1        1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2        1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3        0.9666  0.9500  0.9642  0.9444  0.9555  0.9811  0.9843  0.9866
 4        0.9666  0.9500  0.9285  0.9444  0.9555  0.9622  0.9687  0.9600
 5        0.9333  0.9000  0.8928  0.9166  0.9111  0.9433  0.9531  0.9466
 6        0.9333  0.9000  0.8928  0.9166  0.9111  0.9433  0.9531  0.9466
 7        0.9333  0.9000  0.8928  0.9166  0.9111  0.9433  0.9531  0.9466
 8        0.9333  0.9000  0.8928  0.9166  0.9111  0.9433  0.9531  0.9466
 9        0.8503  0.8503  0.8503  0.8503  0.8503  0.8503  0.8503  0.8503
10        0.6803  0.6803  0.6803  0.6803  0.6803  0.6803  0.6803  0.6803
11        0.5442  0.5442  0.5442  0.5442  0.5442  0.5442  0.5442  0.5442
12        0.4082  0.4082  0.4082  0.4082  0.4082  0.4082  0.4082  0.4082
13        0.2721  0.2721  0.2721  0.2721  0.2721  0.2721  0.2721  0.2721
14        0.1361  0.1361  0.1361  0.1361  0.1361  0.1361  0.1361  0.1361
15        0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                              ISSUE AGE
YEAR*         8       9      10      11      12      13      14      15
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9885  0.9861  0.9873  0.9885  0.9895  0.9875  0.9940  0.9898
 4         0.9655  0.9696  0.9734  0.9765  0.9722  0.9751  0.9831  0.9796
 5         0.9540  0.9595  0.9646  0.9609  0.9652  0.9689  0.9719  0.9695
 6         0.9540  0.9595  0.9646  0.9609  0.9652  0.9689  0.9719  0.9695
 7         0.9540  0.9595  0.9646  0.9609  0.9652  0.9689  0.9719  0.9695
 8         0.9540  0.9595  0.9646  0.9609  0.9652  0.9689  0.9719  0.9695
 9         0.8503  0.8503  0.8503  0.8503  0.8503  0.8503  0.8503  0.8503
10         0.6803  0.6803  0.6803  0.6803  0.6803  0.6803  0.6803  0.6803
11         0.5442  0.5442  0.5442  0.5442  0.5442  0.5442  0.5442  0.5442
12         0.4082  0.4082  0.4082  0.4082  0.4082  0.4082  0.4082  0.4082

13      0.2721  0.2721  0.2721  0.2721  0.2721  0.2721  0.2721  0.2721
14      0.1361  0.1361  0.1361  0.1361  0.1361  0.1361  0.1361  0.1361
15      0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                             ISSUE AGE
YEAR*       16      17      18      19      20      21      22      23
------------------------------------------------------------------------
 1        1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2        1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3        0.9912  0.9872  0.9884  0.9842  0.9903  0.9867  0.9878  0.9887
 4        0.9788  0.9795  0.9768  0.9789  0.9806  0.9778  0.9796  0.9804
 5        0.9718  0.9681  0.9653  0.9631  0.9661  0.9646  0.9674  0.9699
 6        0.9667  0.9667  0.9653  0.9631  0.9661  0.9646  0.9674  0.9699
 7        0.9333  0.9333  0.9333  0.9333  0.9333  0.9396  0.9396  0.9396
 8        0.9000  0.9000  0.9000  0.9000  0.9000  0.9060  0.9060  0.9060
 9        0.8333  0.8333  0.8333  0.8333  0.8333  0.8389  0.8389  0.8389
10        0.6667  0.6667  0.6667  0.6667  0.6667  0.6711  0.6711  0.6711
11        0.5333  0.5333  0.5333  0.5333  0.5333  0.5369  0.5369  0.5369
12        0.4000  0.4000  0.4000  0.4000  0.4000  0.4027  0.4027  0.4027
13        0.2667  0.2667  0.2667  0.2667  0.2667  0.2685  0.2685  0.2685
14        0.1330  0.1330  0.1330  0.1330  0.1330  0.1342  0.1342  0.1342
15        0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000



*Months not shown may be calculated by interpolation.

If the transaction occurs in the last month of


POLICY                               ISSUE AGE
YEAR*        24      25      26      27      28      29      30      31
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9896  0.9901  0.9885  0.9889  0.9897  0.9887  0.9889  0.9885
 4         0.9792  0.9803  0.9793  0.9779  0.9770  0.9757  0.9772  0.9771
 5         0.9688  0.9679  0.9678  0.9678  0.9659  0.9644  0.9650  0.9624
 6         0.9688  0.9679  0.9678  0.9678  0.9659  0.9644  0.9650  0.9624
 7         0.9396  0.9396  0.9432  0.9469  0.9507  0.9545  0.9583  0.9622
 8         0.9060  0.9060  0.9122  0.9184  0.9247  0.9310  0.9375  0.9441
 9         0.8389  0.8389  0.8446  0.8503  0.8562  0.8621  0.8681  0.8741
10         0.6711  0.6711  0.6757  0.6803  0.6849  0.6897  0.6944  0.6993
11         0.5369  0.5369  0.5405  0.5442  0.5479  0.5517  0.5556  0.5594
12         0.4027  0.4027  0.4054  0.4082  0.4110  0.4138  0.4167  0.4196
13         0.2685  0.2685  0.2703  0.2721  0.2740  0.2759  0.2778  0.2797
14         0.1342  0.1342  0.1351  0.1361  0.1370  0.1379  0.1389  0.1399
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                               ISSUE AGE
YEAR*        32      33      34      35      36      37      38      39
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9878  0.9886  0.9883  0.9888  0.9860  0.9859  0.9868  0.9858
 4         0.9741  0.9758  0.9751  0.9739  0.9733  0.9728  0.9725  0.9714
 5         0.9634  0.9630  0.9614  0.9602  0.9593  0.9577  0.9573  0.9572
 6         0.9634  0.9630  0.9614  0.9602  0.9593  0.9577  0.9573  0.9572
 7         0.9634  0.9630  0.9614  0.9602  0.9593  0.9577  0.9573  0.9572
 8         0.9507  0.9574  0.9614  0.9602  0.9593  0.9577  0.9573  0.9572
 9         0.8803  0.8865  0.8929  0.8993  0.8999  0.9006  0.9012  0.9019
10         0.7042  0.7092  0.7143  0.7194  0.7199  0.7205  0.7210  0.7215
11         0.5634  0.5674  0.5714  0.5755  0.5760  0.5764  0.5768  0.5772
12         0.4225  0.4255  0.4286  0.4317  0.4320  0.4323  0.4326  0.4329
13         0.2817  0.2837  0.2857  0.2878  0.2880  0.2882  0.2884  0.2886

14         0.1408  0.1418  0.1429  0.1439  0.1440  0.1441  0.1442  0.1443
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                               ISSUE AGE
YEAR*        40      41      42      43      44      45      46      47
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9849  0.9850  0.9828  0.9839  0.9822  0.9833  0.9819  0.9808
 4         0.9706  0.9692  0.9680  0.9664  0.9651  0.9659  0.9639  0.9627
 5         0.9529  0.9526  0.9501  0.9496  0.9480  0.9473  0.9446  0.9425
 6         0.9529  0.9526  0.9501  0.9496  0.9480  0.9473  0.9446  0.9425
 7         0.9529  0.9526  0.9501  0.9496  0.9480  0.9473  0.9190  0.9176
 8         0.9529  0.9526  0.9501  0.9496  0.9480  0.9473  0.9117  0.9104
 9         0.9025  0.9032  0.9038  0.9045  0.9051  0.9058  0.9045  0.9032
10         0.7220  0.7225  0.7231  0.7236  0.7241  0.7246  0.7236  0.7225
11         0.5776  0.5780  0.5785  0.5789  0.5793  0.5797  0.5789  0.5780
12         0.4332  0.4335  0.4338  0.4342  0.4345  0.4348  0.4342  0.4335
13         0.2888  0.2890  0.2892  0.2894  0.2896  0.2899  0.2894  0.2890
14         0.1444  0.1445  0.1446  0.1447  0.1448  0.1449  0.1447  0.1445
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000



*Months not shown may be calculated by interpolation.

POLICY                               ISSUE AGE
YEAR*        48      49      50      51      52      53      54      55
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9809  0.9796  0.9786  0.9795  0.9779  0.9770  0.9763  0.9761
 4         0.9619  0.9598  0.9577  0.9573  0.9563  0.9541  0.9523  0.9512
 5         0.9418  0.9385  0.9354  0.9351  0.9330  0.9300  0.9268  0.9250
 6         0.9365  0.9251  0.9137  0.9023  0.8910  0.8797  0.8684  0.8571
 7         0.9163  0.9150  0.9101  0.8567  0.8032  0.7498  0.6963  0.6429
 8         0.9091  0.9078  0.9029  0.8080  0.7132  0.6183  0.5235  0.4286
 9         0.9019  0.9006  0.8993  0.7623  0.6253  0.4883  0.3513  0.2143
10         0.7215  0.7205  0.7194  0.5755  0.4316  0.2878  0.1439  0.0000
11         0.5772  0.5764  0.5755  0.4316  0.2876  0.1439  0.0000  0.0000
12         0.4329  0.4323  0.4317  0.2878  0.1439  0.0000  0.0000  0.0000
13         0.2886  0.2882  0.2878  0.1439  0.0000  0.0000  0.0000  0.0000
14         0.1443  0.1441  0.1439  0.0000  0.0000  0.0000  0.0000  0.0000
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                               ISSUE AGE
YEAR*        56      57      58      59      60      61      62      63
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9738  0.9731  0.9720  0.9707  0.9711  0.9700  0.9690  0.9678
 4         0.9477  0.9460  0.9441  0.9417  0.9410  0.9389  0.9367  0.9341
 5         0.9207  0.9192  0.9160  0.9128  0.9109  0.9078  0.9044  0.9006
 6         0.8689  0.8811  0.8939  0.9071  0.9087  0.9039  0.8986  0.8937
 7         0.6517  0.6608  0.6704  0.6803  0.6907  0.7015  0.7128  0.7247
 8         0.4345  0.4406  0.4469  0.4536  0.4605  0.4677  0.4752  0.4831
 9         0.2172  0.2203  0.2235  0.2268  0.2302  0.2338  0.2376  0.2416
10         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
11         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
12         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
13         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
14         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                              ISSUE AGE
YEAR*       64      65      66      67       68     69      70      71
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9650  0.9638  0.9637  0.9612  0.9597  0.9573  0.9572  0.9559
 4         0.9315  0.9277  0.9261  0.9224  0.9196  0.9158  0.9144  0.9129
 5         0.8966  0.8916  0.8874  0.8836  0.8796  0.8745  0.8727  0.8700
 6         0.8872  0.8823  0.8769  0.8719  0.8665  0.8612  0.8582  0.8554
 7         0.7370  0.7500  0.7500  0.7500  0.7500  0.7500  0.7500  0.7500
 8         0.4914  0.5000  0.5000  0.5000  0.5000  0.5000  0.5000  0.5000
 9         0.2457  0.2500  0.2500  0.2500  0.2500  0.2500  0.2500  0.2500
10         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
11         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
12         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
13         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
14         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000



*Months not shown may be calculated by interpolation.

If the transaction occurs in the last month of


POLICY                               ISSUE AGE
YEAR*        72      73      74      75      76      77      78      79
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9555  0.9532  0.9518  0.9504  0.9491  0.9464  0.9436  0.9422
 4         0.9113  0.9078  0.9050  0.9021  0.8982  0.8939  0.8885  0.8856
 5         0.8676  0.8623  0.8581  0.8526  0.8472  0.8404  0.8347  0.8301
 6         0.8520  0.8441  0.8387  0.8317  0.8239  0.8170  0.8099  0.8054
 7         0.7500  0.7500  0.7500  0.7500  0.7500  0.7500  0.7500  0.7500
 8         0.5000  0.5000  0.5000  0.5000  0.5000  0.5000  0.5000  0.5000
 9         0.2500  0.2500  0.2500  0.2500  0.2500  0.2500  0.2500  0.2500
10         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
11         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
12         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
13         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
14         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                               ISSUE AGE
YEAR*        80      81      82      83     84       85      86      87
-------------------------------------------------------------------------
 1         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 2         1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000  1.0000
 3         0.9405  0.9388  0.9375  0.9362  0.9360  0.9345  0.9320  0.9303
 4         0.8824  0.8806  0.8777  0.8762  0.8747  0.8705  0.8663  0.8608
 5         0.8267  0.8235  0.8204  0.8176  0.8145  0.8079  0.8009  0.7899
 6         0.8016  0.7971  0.7940  0.7897  0.7842  0.7749  0.7627  0.7451
 7         0.7500  0.7500  0.7500  0.7500  0.7500  0.7405  0.7232  0.6964
 8         0.5000  0.5000  0.5000  0.5000  0.5000  0.5000  0.5000  0.5000
 9         0.2500  0.2500  0.2500  0.2500  0.2500  0.2500  0.2500  0.2500
10         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
11         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
12         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
13         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

14         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000
15         0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000  0.0000

POLICY                                 ISSUE AGE
YEAR*        88       89       90      91       92       93       94       95
-------------------------------------------------------------------------------
 1        1.0000   1.0000   1.0000   0.0000   0.0000   0.0000   0.0000   0.0000
 2        1.0000   1.0000   1.0000   0.0000   0.0000   0.0000   0.0000   0.0000
 3        0.9261   0.9191   0.9115   0.0000   0.0000   0.0000   0.0000   0.0000
 4        0.8510   0.8357   0.8165   0.0000   0.0000   0.0000   0.0000   0.0000
 5        0.7732   0.7483   0.7136   0.0000   0.0000   0.0000   0.0000   0.0000
 6        0.7192   0.6822   0.6308   0.0000   0.0000   0.0000   0.0000   0.0000
 7        0.6597   0.6068   0.5399   0.0000   0.0000   0.0000   0.0000   0.0000
 8        0.5000   0.5000   0.4439   0.0000   0.0000   0.0000   0.0000   0.0000
 9        0.2500   0.2500   0.2500   0.0000   0.0000   0.0000   0.0000   0.0000
10        0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000
11        0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000
12        0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000
13        0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000
14        0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000
15        0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000   0.0000



*Months not shown may be calculated by interpolation.

PART II


OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT


      This registration statement comprises the following papers and documents:

      The  facing sheet;

      The  Prospectus, consisting of _____ pages;

Undertaking required by Section 15(d) of the Securities Exchange Act of 1934;

      The  Undertaking pursuant to Rule 484;

      Representations pursuant to Rule 6e-3(T);


      Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

      The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, as amended from time to time, in the aggregate, are reasonable in relation to the services rendered,the expenses expected to be incurred, and the risks assumed by the Company.


      The signatures;

      Written consents of the following persons:

             Jones & Blouch L.L.P. (to be filed by amendment)

             Ernst & Young LLP  (to be filed by amendment)

             Stephen C. Nesbitt (previously filed)

             John R. Ostler (to be filed by amendment)

The  following exhibits are filed as part of this Registration Statement:


1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

     A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Three. Previously filed as Exhibit A(1) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).


     A(3)(a)(i)   Distribution Agreement between The Manufacturers Life
                  Insurance Company of America and ManEquity, Inc. Previously filed as Exhibit A(3)(a)(i) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of
                  America on September 23, 1992 (file No. 33-52310).


     A(3)(a)(ii) Amendment to Distribution Agreement.  Previously filed as
                  Exhibit A(3)(a)(ii) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

                                      (ii)


     A(3)(b)(i)   Specimen agreement between ManEquity, Inc. and registered
                  representatives. Previously filed as Exhibit A(3)(b)(i) to the Registration Statement on Form S-6 filed by The
                  Manufacturers Life Insurance Company of America on September
                  23, 1992 (file No. 33-52310).


     A(3)(b)(ii)  Specimen agreement between ManEquity, Inc. and dealers.
                  Previously filed as Exhibit A(3)(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(3)(c) Schedule of Sales Commissions. Previously filed as Exhibit A(3)(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(5)(a) Form of Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit A(5)(a) to the Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 10, 1993 (file No. 33-52310).


     A(6)(a) Articles of Incorporation of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit (A)(6)(a) to Post-Effective Amendment No. 7 on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (file No. 33-52310).**

     A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit (A)(6)(b) to Post-Effective Amendment No. 7 on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (file No. 33-52310).**

     A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).


**   Filed electronically

                                     (iii)


     A(8)(a)(i)   Amendment to Service Agreement (re redomestication).
                  Previously filed as Exhibit A(3)(a)(i) to Pre-Effective
                  Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(8)(a)(ii)  Amendment to Service Agreement (re extension of term).
                  Previously filed as Exhibit A(8)(a)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(8)(a)(iii) Amendment to Service Agreement (re Miscellaneous).  Previously
                  filed as Exhibit A(8)(a)(iii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 10, 1993 (file No. 33-52310).


     A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(8)(c) Service Agreement between The Manufacturers Life Insurance Company and ManEquity, Inc. dated January 2, 1991 as amended March 1, 1994. Previously filed as Exhibit A(8)(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1994 (file No. 33-52310).

                                      (iv)


     A(10) Form of Application for Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit (A)(10) to Post-Effective Amendment No. 7 on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (file No. 33-52310).**

     A(10)(a) Form of Application Supplement for Flexible Premium Variable Life Insurance Policy.**


2.    See Exhibit A(5).

3. Opinion and consent of Stephen C. Nesbitt, Esq., former General Counsel of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit 3 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

5.    Not applicable.

6. Opinion and consent of John R. Ostler, Vice-President, Treasurer and Chief Actuary of The Manufacturers Life Insurance Company of America.** TO BE FILED BY AMENDMENT.

7. Form of notice of withdrawal right ("free look" notice). Previously filed as Exhibit 7 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

8(a). Form of notice of right of surrender while sales charge limitation applies (initial purchase). Previously filed as Exhibit 8(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

8(b). Form of notice of cancellation right (face amount increase). Previously filed as Exhibit 8(b) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

8(c). Form of notice of right of surrender while sales charge limitation applies (default). Previously filed as Exhibit 8(c) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

** Filed electronically

                                      (v)


9. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies.**


10.   Consent of Ernst & Young LLP. (TO BE FILED BY AMENDMENT)


11.  Consent of Jones & Blouch L.L.P. (TO BE FILED BY AMENDMENT)



27.  Financial Data Schedules. (TO BE FILED BY AMENDMENT)








** Filed electronically.

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and its depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, have caused this amended registration statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on the 28TH day of OCTOBER 1996.


[SEAL]                      SEPARATE ACCOUNT THREE OF THE
                            MANUFACTURERS LIFE INSURANCE
                            COMPANY OF AMERICA
                            ----------------------------------------
                            (Registrant)


                            By: THE MANUFACTURERS LIFE
                                INSURANCE COMPANY OF AMERICA
                                ------------------------------------
                                     (Depositor)


                            By:    /s/ Donald A. Guloien
                                ------------------------------------
                                       DONALD A. GULOIEN

                                       President


                            THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF AMERICA


                            By:     /s/ Donald A. Guloien
                                ------------------------------------
                                       DONALD A. GULOIEN
                                       President



Attest
/s/ Sheri L. Kocen
-----------------------
(60)SA3-486(a)(HORIZON)

SIGNATURES

     Pursuant to the requirements of the Securities Act of l933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                           Date
 -----------                   -------                         ------

  /s/ Donald A. Guloien    President and Director         October 28, 1996
  ----------------------                                  ----------------
  DONALD A. GULOIEN        (Principal Executive Officer)


  ----------------------   Director                       ----------------
  SANDRA M. COTTER


  /s/ James D. Gallagher   Director, Secretary            October 28, 1996
  ----------------------                                  ----------------
  JAMES D. GALLAGHER


  /s/ Bruce Gordon         Director                       October 28, 1996
  ----------------------                                  ----------------
  BRUCE GORDON


  ----------------------   Director                       ----------------
  THEODORE KILKUSKIE, JR.


  /s/ Joseph J. Pietroski  Director                       October 28, 1996
  -----------------------                                 ----------------
  JOSEPH J. PIETROSKI


  /s/ John D. Richardson   Director and Chairman          October 28, 1996
  ----------------------                                  ----------------
  JOHN D. RICHARDSON


  /s/ Douglas H. Myers     Vice President, Finance        October 28, 1996
  ----------------------                                  ----------------
  DOUGLAS H. MYERS         (Principal Financial Officer)



                                                      Page in Sequential
                                                       Numbering System
                                                        Where Exhibit
Exhibit No.          Description                           Located
-----------          -----------                      ------------------

27.                  Financial Data Schedules.        To be filed by amendment.

99.A(1)              Resolutions of Board             Previously filed as
                     of Directors of The              Exhibit A(1) to the
                     Manufacturers Life               Registration Statement
                     Insurance Company of             on Form S-6 filed by
                     America establishing             The Manufacturers Life
                     Separate Account Three           Insurance Company of
                                                      America on September 23,
                                                      1992 (file No. 33-52310).

99.A(3)(a)(i)        Distribution Agreement           Previously filed as
                     between The Manufacturers        Exhibit A(3)(a)(i) to
                     Life Insurance Company of        the Registration State-
                     America and ManEquity, Inc.      ment on Form S-6 filed
                                                      by The Manufacturers
                                                      Life Insurance Company
                                                      of America on September
                                                      23, 1992 (file No. 33-52310).

99.A(3)(a)(ii)       Amendment to Distribution        Previously filed as
                     Agreement                        Exhibit A(3)(a)(ii) to
                                                      the Registration State-
                                                      ment on Form S-6 filed
                                                      by The Manufacturers
                                                      Life Insurance Company
                                                      of America on September 23,
                                                      1992 (file No. 33-52310).

99.A(3)(b)(i)        Specimen agreement               Previously filed as
                     between ManEquity, Inc.          Exhibit A(3)(b)(i) to
                     and registered repre-            the Registration
                     sentatives.                      Statement on Form S-6
                                                      filed by The Manufacturers
                                                      Life Insurance Company of
                                                      America on September 23,
                                                      1992 (file No. 33-52310).

99.A(3)(b)(ii)       Specimen agreement               Previously filed as
                     between ManEquity, Inc.          Exhibit A(3)(b)(ii) to
                     and dealers.                     Pre-Effective Amendment
                                                      No. 1 to the Registration
                                                      Statement on Form S-6 filed
                                                      by The Manufacturers Life
                                                      Insurance Company of America
                                                      on June 21, 1993 (file No.
                                                      33-52310).

                                                      Page in Sequential
                                                       Numbering System
                                                        Where Exhibit
Exhibit No.          Description                           Located
-----------          -----------                      ------------------


99.A(3)(c)           Schedule of Sales                 Previously filed as
                     Commissions.                      Exhibit A(3)(b)(ii) to
                                                       Pre-Effective Amendment
                                                       No. 1 to the Registra-
                                                       tion Statement on Form
                                                       S-6 filed by The Manu-
                                                       facturers Life Insurance
                                                       Company of America on
                                                       June 21, 1993 (file
                                                       No. 33-52310).


99.A(5)(a)           Form of Flexible Premium          Previously filed as
                     Variable Life Insurance           Exhibit A(5)(a) to Pre-
                     Policy.                           Effective Amendment No.2
                                                       to the Registration
                                                       Statement on Form S-6
                                                       filed by The Manufacturers
                                                       Life Insurance Company of
                                                       America on September 10,
                                                       1993 (file No. 33-52310).


99.A(6)(a)           Articles of Incor-                Previously filed as
                     poration of The Manu-             Exhibit A(6)(a) to Post-
                     facturers Life Insurance          Effective Amendment No. 7
                     Company of America.**             on Form S-6 filed by The
                                                       Manufacturers Life Insurance
                                                       Company of America on April 26,
                                                       1996 (file No. 33-52310)


99.A(6)(b)           By-Laws of The Manu-              Previously filed as
                     facturers Life Insurance          Exhibit A(6)b) to Post-
                     Company of America.**             Effective Amendment No. 7 on
                                                       Form S-6 filed by The
                                                       Manufacturers Life Insurance
                                                       Company of America on April 26,
                                                       1996 (file No. 33-52310).




**   Filed electronically

                                                      Page in Sequential
                                                       Numbering System
                                                        Where Exhibit
Exhibit No.          Description                           Located
-----------          -----------                      ------------------


99.A(8)(a)           Service Agreement between        Previously filed as
                     The Manufacturers Life           Exhibit A(8)(a) to the
                     Insurance Company of             Registration Statement
                     America and The Manu-            on Form S-6 filed by The
                     facturers Life Insurance         Manufacturers Life
                     Company.                         Insurance Company of
                                                      America on September 23,
                                                      1992 (file No.
                                                      33-52310).


99.A(8)(a)(i)        Amendment to Service             Previously filed as
                     Agreement (re                    Exhibit A(8)(a)(i) to
                     redomestication).                Pre-Effective Amendment
                                                      No. 1 to the Registra-
                                                      tion Statement on Form
                                                      S-6 filed by The Manu-
                                                      facturers Life Insurance
                                                      Company America on June
                                                      21, 1993 (file No.
                                                      33-52310).


99.A(8)(a)(ii)       Amendment to Service             Previously filed as
                     Agreement (re extension          Exhibit A(8)(a)(ii) to
                     of term).                        Pre-Effective Amendment
                                                      No. 1 to the Registra-
                                                      tion Statement on Form
                                                      S-6 filed by The Manu-
                                                      facturers Life Insurance
                                                      Company America on June 21,
                                                      1993 (file No. 33-52310).


99.A(8)(a)(iii)      Amendment to Service             Previously filed as
                     Agreement (re miscellaneous).    Exhibit A(8)(a)(iii) to
                                                      Pre-Effective Amendment
                                                      No. 2 to the Registra-
                                                      tion Statement on Form
                                                      S-6 filed by The Manu-
                                                      facturers Life Insurance
                                                      Company America on
                                                      September 21, 1993
                                                      (file No. 33-52310).


                                                      Page in Sequential
                                                       Numbering System
                                                        Where Exhibit
Exhibit No.          Description                           Located
-----------          -----------                      ------------------


99.A(8)(c)           Service Agreement                Previously filed as
                     between The Manufacturers        Exhibit A(8)(c) to Post-
                     Life Insurance Company           Effective Amendment No.3
                     and ManEquity, Inc. dated        to the Registration
                     January 2, 1991 as amended       Statement on Form S-6
                     March 1, 1994.                   filed by The Manufac-
                                                      turers Life Insurance
                                                      Company of America on
                                                      April 26, 1994
                                                      (file No. 52310).


99.A(8)(b)           Stoploss Reinsurance             Previously filed as
                     Agreement between The            Exhibit A(8)(b) to Pre-
                     Manufacturers Life               Effective Amendment
                     Insurance Company of             No. 1 to the Registra-
                     America and The Manu-            tion Statement on Form
                     facturers Life Insurance         S-6 filed by The Manu-
                     Company.                         facturers Life Insurance
                                                      Company of America on
                                                      June 21, 1993 (file No.
                                                      33-52310).


99.A(10)             Form of Application for          Previously filed as
                     Flexible Premium Variable        Exhibit A(10) to Pre-
                     Life Insurance Policy.           Effective Amendment No.1
                                                      to the Registration
                                                      Statement on Form S-6
                                                      filed by The Manufacturers
                                                      Life Insurance Company
                                                      America on June 21, 1993
                                                      (file No. 33-52310).


99.A(10)(a)          Form of Application
                     Supplement for Flexible
                     Premium Variable Life
                     Insurance Policy.**





** Filed electronically


                                                           Page in Sequential
                                                            Numbering System
                                                              Where Exhibit
Exhibit No.              Description                             Located
----------               -----------                       ------------------


99.2.                    See Exhibit A(5).


99.3.                    Opinion and consent of             Previously filed as
                         Stephen C. Nesbitt, Esq.,          Exhibit A(8)(a) to the
                         former General Counsel of The      Registration Statement
                         Manufacturers Life Insurance       on Form S-6 filed by The
                         Company of America.                Manufacturers Life
                                                            Insurance Company of
                                                            America on September 23,
                                                            1992 (file No. 33-52310).


99.4.                    No financial statements
                         are omitted from the
                         prospectus pursuant to
                         instruction 1(b) or (c)
                         of Part I.


99.5.                    Not applicable.


99.6.                    Opinion and consent of             To be filed by amendment.
                         John R. Ostler, Vice-
                         President, Treasurer and
                         Chief Actuary of The Manu-
                         facturers Life Insurance
                         Company of America.**



99.7.                    Form of notice of withdrawal       Previously filed as
                         right ("free look" notice).        Exhibit 7 to the
                                                            Registration Statement
                                                            on Form S-6 filed by The
                                                            Manufacturers Life
                                                            Insurance Company of
                                                            America on September 23,
                                                            1992 (file No.33-52310).

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**   Filed electronically



                                                           Page in Sequential
                                                            Numbering System
                                                              Where Exhibit
Exhibit No.             Description                              Located
-----------             -----------                       -------------------



99.8(a).                Form of notice of right of         Previously filed as
                        surrender while sales charge       Exhibit 99.8(a) to the
                        limitation applies (initial        Registration Statement
                        purchase).                         on Form S-6 filed by The
                                                           Manufacturers Life
                                                           Insurance Company of
                                                           America on September 23,
                                                           1992 (file No.33-52310)

99.8(b).                Form of notice of                  Previously filed as
                        cancellation right                 Exhibit 99.8(b) to the
                        (face amount increase).            Registration Statement
                                                           on Form S-6 filed by The
                                                           Manufacturers Life
                                                           Insurance Company of
                                                           America on September 23,
                                                           1992 (file No.33-52310)


99.8(c).                Form of notice of right            Previously filed as
                        of surrender while sales           Exhibit 99.8(c) to the
                        charge limitation applies          Registration Statement
                        (default).                         on Form S-6 filed by The
                                                           Manufacturers Life
                                                           Insurance Company of
                                                           America on September 23,
                                                           1992 (file No.33-52310)


99.9.                   Memorandum Regarding
                        Issuance, Face Amount
                        Increase, Redemption
                        and Transfer Procedures
                        for the Policies.**


99.C1                   Consent of Ernst &                To be filed by amendment.
                        Young LLP.


99.C6                   Consent of Jones &                To be filed by amendment.
                        Blouch L.L.P.


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**   Filed electronically